[Graphic]

[Logo]


                                        FORUM
                                        FUNDS

                         ------------------------------------
                                    ANNUAL REPORT
                                    MARCH 31, 1998
                         ------------------------------------


                                Investors High Grade
                                      Bond Fund

                                 Investors Bond Fund

                                  TaxSaver Bond Fund

                                   Maine Municipal
                                      Bond Fund

                                    New Hampshire
                                      Bond Fund

                                Investors Growth Fund

                                 Payson Balanced Fund

                                  Payson Value Fund

              TABLE OF CONTENTS
                                      Page

A Message to Our Shareholders....           1

FINANCIAL STATEMENTS OF THE FORUM
  FUNDS

Schedules of Investments:

  Investors High Grade Bond
   Fund..........................           8

  Investors Bond Fund............           9

  TaxSaver Bond Fund.............          12

  Maine Municipal Bond Fund......          17

  New Hampshire Bond Fund........          22

  Investors Growth Fund..........          25

  Payson Balanced Fund...........          27

  Payson Value Fund..............          29

Notes to Schedule of
  Investments....................          31

Statements of Assets and
  Liabilities....................          32

Statements of Operations.........          34

Statements of Changes in Net
  Assets.........................          36

Financial Highlights.............          39

Notes to Financial Statements....          42

Report of Independent Auditors...          47

FORUM FUNDS-REGISTERED TRADEMARK-

INVESTORS HIGH GRADE BOND FUND       SHAREHOLDER INQUIRIES
INVESTORS BOND FUND                  Forum Financial Corp.
TAXSAVER BOND FUND                   P.O. Box 446
MAINE MUNICIPAL BOND FUND            Portland, Maine 04112
NEW HAMPSHIRE BOND FUND              207-879-0001
INVESTORS GROWTH FUND
PAYSON BALANCED FUND
PAYSON VALUE FUND

                                                                          [LOGO]
March 31, 1998                                                     ANNUAL REPORT
--------------------------------------------------------------------------------
Dear Investor:
    Forum Funds is pleased to present the annual report for the 1997 fiscal year and to review with you fund performance for the year. This annual report includes two new funds; Investors Growth Fund and Investors High Grade Bond Fund, both of which began operations in the last three and one half months. Total net assets in the eight Forum Funds reviewed herein now exceed $278 million, an increase of over $125 million since our last annual report. We would like to take this opportunity to describe the financial highlights of the period and to share our perspective on the economy with all our investors.
    The stock and bond markets have continued to respond well to the ongoing strength in the U.S. economy, and the Forum Funds have shown solid performance. Since our last annual report the S&P 500 Index, a broad index of large companies, has had a total return in excess of 45%. Bond market indices indicate total returns of over 10%. Investors have continued to be the beneficiaries of returns that are far above the norm from a historical perspective. While the markets remain strong on the foundation of a growing economy, low inflation, and vast flows of money into mutual funds, it is important to remember that these market returns are far in excess of normal. A cautious and conservative approach to managing the portfolios of our funds is more important under these circumstances than when the market is performing at an average rate.
    Investors have benefited from strong performance from all the Forum Funds. In particular, it is worth noting, that the Payson Value Fund and Payson Balanced Fund performed exceptionally well versus their benchmarks during the period. Investors received a total return of 45.28% and 31.27% respectively, not including the impact of sales charges. By contrast, their benchmarks, the Morningstar Growth and Income Fund Average and Balanced Fund Average, had total returns of 41.04% and 27.92% respectively, during the same period.
    As always we encourage our investors to be aware of the long term nature of the investing Forum Funds undertakes. While encouraged by the strong markets, we remain focused on longer term investment objectives rather than short term market shifts. We will continue to use our expertise to seek those opportunities that will reward our shareholders over time.
    Thank you for your continuing confidence in Forum Funds. We will keep working to provide shareholders with superior investment service. If you have questions, please discuss them with your local investment professional or call us at 207-879-0001.
                                          Sincerely,

                                                 [SIGNATURE]
                                          John Y. Keffer
                                          President

--------------------------------------------------------------------------------

FORUM FUNDS ADVISOR--FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------

    Since the end of the last fiscal year, Forum Investment Advisors, LLC was selected to serve as advisor to two new Forum Funds; Investors High Grade Bond Fund and Investors Growth Fund. Be assured that we will serve shareholders of these funds with the same diligence with which we serve shareholders of the other Forum Funds we manage. We are also pleased to tell you that assets in the fixed income and equity funds we advise now exceed $230 million. We will strive to keep the confidence that we have already earned from so many Forum shareholders.

FUNDS REVIEW

    The inception date of Investors High Grade Bond fund was just weeks prior to the end of the fiscal year. The portfolio is fully invested in high quality corporate and government bonds with a relatively short average maturity, as prescribed in the prospectus. Investors Growth Fund, which began operations in mid-December, is composed primarily of large capitalization stocks. From its inception to the end of the fiscal year the fund provided shareholders with a total return of 13.05%. While this is an impressive absolute return over a short time period, it does trail the 15.88% total return turned in by the S&P 500. Although many stocks in the portfolio performed well, the portfolio also held commercial paper and other short term securities that had a dampening effect on returns.

    The other funds we have advised for years also produced good absolute returns this fiscal year, although underperforming their benchmarks. We do not expect the state specific Maine and New Hampshire bond funds to perform as well as general municipal bond funds for two related reasons: the portfolio manager has to deal with the idiosyncracies of the municipal markets in the two states; and taxpayers/shareholders must deal with the intricacies of the two states' tax codes. The first consideration creates a difficult market in which to manage a portfolio, the second means the investor must focus on the beneficial after-tax income the fund generates.

    Though Investors Bond Fund and TaxSaver Bond Fund struggled in volatile fixed income markets, they gave shareholders total returns of 10.98% and 7.75% respectively. Details of the funds performance for the most recent fiscal year and since their inception are printed before the financial statements in this report.

ECONOMIC & FINANCIAL MARKETS REVIEW

    The automobile advertising slogan tells you, "YOU ASKED FOR IT. YOU GOT IT. WHO COULD ASK FOR ANYTHING MORE?" The words might also be used to describe the current United States economy and its financial markets; low inflation, low interest rates, low unemployment, and strength in consumer confidence, productivity, and corporate profits.

    Investors continued to be well rewarded for the sustained economic strength during the funds' fiscal year with a bull market in stocks surpassing expectations and a fixed income market that also responded quite favorably.

    As our last annual report went to press the Federal Reserve Board had just raised the Fed Funds Rate one quarter point in an attempt to slow a rapidly expanding economy. We anticipated a follow-on increase at a later date, but we were wrong. In the Fall, the Fed became concerned about the impact the abrupt weakness in

                                       2       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Asian economies might have on the U.S. economy. So, it took a wait and see attitude. That stance continues today, as opinions remain mixed over the actual impact of the "Asian Flu" and unknowns remain. Although we see little evidence of a deep or prolonged effect on our economy, we are concerned and watchful.

    The economic landscape has been well maintained. Inflation lies almost dormant with the Consumer Price Index up only 1.4% in the last twelve months, and the Producer Price Index actually down 1.6%. As a result many companies have not been able to raise prices to increase profits. They have, however, found profit growth possible by taking advantage of new dynamics in inventory control, technology, and a mobile labor force. The flexibility afforded by such techniques has helped sustain an economic expansion now into its eighth year.

    The fixed income markets' response to this thriving economy has been to bid up bond prices so that yields come down. The thirty year U.S. Treasury Bond yield dropped from 7.10% to 5.93% from the beginning to the end of the fiscal year. At the same time, yield spreads between Treasury and corporate bonds have narrowed considerably. This means that the market requires far less of a risk premium for investing in the corporate bond market. At times such as these we believe it pays to be cautious about overreaching for more income--market history tell us that economic slowdowns do occur and yield spreads widen. Our long term objectives of providing solid income and total returns for the funds without undue risk are the reasons we are currently investing in quality fixed income instruments.

    The heady returns generated in the equity markets have become cocktail party conversation. The strong economy and corporate profit growth has been coupled with a flow of money that has propelled equity markets to record highs. Some of this momentum is demographically driven as the country's large work force pours money into retirement plans. Stock market valuations, however, are extremely high, which gives us pause as we consider our holdings and dedicate funds to new investments. Over time, returns in the stock market are a function of dividends, the internal growth of companies, and revaluations in the market. Revaluations have been on the climb; the price/earnings multiple on the S&P 500 has expanded from about 19X to a current multiple of over 25X estimated earnings, in the last twelve months. Continued upward revaluations will be harder and harder to come by.

OUTLOOK

    We believe our cautious approach is warranted by circumstances. The economy remains resolute, but valuations in the stock market are high and the bond market is looking for signs of trouble. Given the pressures of an extended expansion, we might expect to see lower total returns in the markets over the coming twelve months. When times are this good, some people find it upsetting when professional investment managers try to dampen expectations, but we think it is part of our job to maintain a sense of realism. That realistic approach leads to our belief that the economy and corporate operations cannot be sustained in a manner that continues to result in valuations being driven significantly higher.

                                          Forum Investment Advisors, LLC

                                       3       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FORUM FUNDS ADVISOR--H.M. PAYSON & CO.
--------------------------------------------------------------------------------

    At this juncture a year ago, we spoke of a strong economy, low inflation, and a two-tiered stock market, in which large-company stocks outperformed the broader market. A year later, the picture looks much the same at first glance. Yet, we note some significant changes in the climate, and conclude that a discipline towards valuations is increasingly important.

    Full-employment, low inflation, strong corporate profits and a torrent of liquidity continued to fuel the domestic stock market in 1997. In the summer and through the autumn, however, the turmoil in the Asian economies, precipitated by the sudden devaluation of several currencies, cast serious doubt on the prospects for continued high corporate earnings growth. Given the lofty expectations built into many large-company stocks, this was a troubling development, and a period of volatility ensued. By early 1998, however, investors seemed to shake off concerns about Asia, and the market resumed its climb with a vengeance.

    We are less sanguine, however. With dividends at an all-time low and interest rates unlikely to go much lower, incremental investment returns are dependent on the continuation of above-average earnings growth. While not in the business of forecasting, we wonder whether this is a realistic prospect. Regardless of the economic forecast, it is clear that many, but not all, stocks exhibit excessive valuations.

    In this environment, the Payson Funds have enjoyed robust total returns while maintaining attractive valuation characteristics. For the one year period ending March 31, 1998, the Payson Value Fund and the Payson Balanced Fund produced total returns, without deduction of the 4% maximum sales charge, of 45.28% and 31.27%, respectively. Since inception, the Payson Value Fund has had an annualized total return of 19.63%; the Balanced Fund 14.42%.(1) Adjusted for the deduction of the 4% maximum sales charge, the total returns for the one-year and since inception periods would have been 39.48% and 18.78%, respectively, for the Value Fund, and 26.02% and 13.68% for the Balanced Fund.

    Given our cautious outlook, we will continue to strive to maintain portfolios of securities that exhibit attractive investment characteristics regardless of the headlines. This ongoing adherence to our discipline should continue to produce superior risk-adjusted relative returns going forward. As always, we thank you for your confidence and loyalty.

                                          H.M. Payson & Co.
                                          Investment Advisor

------------------------

(1) Through 3/31/98. Value Fund inception 7/31/92; Balanced Fund inception 11/25/91. Performance data quoted represents past performance and is no guarantee of future results. You should realize that investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Forum Financial Services, Inc., Distributor.

                                       4       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

    The following table and charts provide performance figures for the Forum Funds. The table covers the past fiscal year, while the charts show the funds' progress since the inception of their operations.

                         SUMMARY PERFORMANCE INDICATORS
              12 MONTH TOTAL RETURN--PERIOD ENDING MARCH 31, 1998

                                                                                                                  FORUM VS.
                                                                                         FORUM        INDEX         INDEX
                                                                                     -----------  -------------  ------------
Investors Bond Fund................................................................      10.98%       10.78%(1)        0.20%
TaxSaver Bond Fund.................................................................       7.75%        9.39%(2)       -1.64%
Maine Municipal Bond Fund..........................................................       7.94%        9.39%(2)       -1.45%
New Hampshire Bond Fund............................................................       8.84%        9.39%(2)       -0.55%
Payson Balanced Fund...............................................................      31.27%       27.92%(3)        3.35%
Payson Value Fund..................................................................      45.28%       41.04%(4)        4.24%
      (1) MORNINGSTAR Corporate-General Average:
         470 Funds Rated
      (2) MORNINGSTAR Municipal-National Average:
         524 Funds Rated
      (3) MORNINGSTAR Balanced Average:
         387 Funds Rated
      (4) MORNINGSTAR Growth & Income Average:
         638 Funds Rated

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM AND MORNINGSTAR RETURN FIGURES DO NOT INCLUDE THE DEDUCTION OF SALES CHARGES. HAD SALES CHARGES BEEN DEDUCTED, PERFORMANCE WOULD HAVE BEEN LOWER. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURNS WOULD HAVE BEEN LOWER.

                                       5       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund, to each Fund's related securities index, since the Funds' inception. The Lehman Intermediate Corporate/Government Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Lehman 10 Year Municipal Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Returns of the funds reflect the reinvestment of all dividends and distributions. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      INVESTORS BOND FUND VS. LEHMAN INTERMEDIATE
              CORPORATE/GOVERNMENT INDEX

                                                                   Lehman Intermediate
                                                            Government/Corporate Index     Investors Bond Fund
10/89                                                                          $10,212                  $9,775
3/90                                                                           $10,322                  $9,896
3/91                                                                           $11,568                 $11,060
3/92                                                                           $12,815                 $12,488
3/93                                                                           $14,411                 $14,177
3/94                                                                           $14,774                 $14,843
3/95                                                                           $15,438                 $15,518
3/96                                                                           $16,911                 $17,045
3/97                                                                           $17,724                 $18,268
3/98                                                                           $19,436                 $20,273
Average Annual Total Return on 3/31/98
1 Year:                                                                         10.98%
5 Year:                                                                          7.42%
Since Inception on 10/2/89:                                                      9.16%
Value on 3/31/98
Investors Bond Fund:                                                           $20,273
Lehman Index:                                                                  $19,436

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     TAXSAVER BOND FUND VS. LEHMAN 10 YEAR
                MUNICIPAL INDEX

                                                    Lehman 10-Year
                                                   Municipal Index     Taxsaver Bond Fund
10/89                                                      $10,114                 $9,656
3/90                                                       $10,413                 $9,913
3/91                                                       $11,575                $10,735
3/92                                                       $12,652                $11,696
3/93                                                       $14,326                $13,016
3/94                                                       $14,724                $13,698
3/95                                                       $15,831                $14,544
3/96                                                       $17,245                $15,615
3/97                                                       $18,380                $16,418
3/98                                                       $20,289                $17,691
Average Annual Total Return on 3/31/98
1 Year:                                                      7.75%
5 Year:                                                      6.33%
Since Inception on 10/2/89:                                  7.42%
Value on 3/31/98
TaxSaver Bond Fund:                                        $17,691
Lehman Index:                                              $20,289

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MAINE MUNICIPAL BOND FUND VS. LEHMAN 10 YEAR
                    MUNICIPAL INDEX

                                                            Lehman 10-Year    Maine Municipal
                                                           Municipal Index          Bond Fund
12/91                                                              $10,213             $9,630
3/92                                                               $10,204             $9,785
3/93                                                               $11,553            $10,939
3/94                                                               $11,874            $11,314
3/95                                                               $12,767            $12,027
3/96                                                               $13,907            $12,910
3/97                                                               $14,823            $13,552
3/98                                                               $16,362            $14,818
Average Annual Total Return on 3/31/98
1 Year:                                                              7.94%
5 Year:                                                              5.98%
Since Inception on 12/5/91:                                          6.84%
Value on 3/31/98
Maine Municipal Bond Fund:                                         $14,818
Lehman Index:                                                      $16,362

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      NEW HAMPSHIRE BOND FUND VS. LEHMAN 10 YEAR
                   MUNICIPAL INDEX

                                                           Lehman 10-Year
                                                          Municipal Index       New Hampshire Bond Fund
1/93                                                              $10,168                        $9,621
3/93                                                              $10,386                        $9,754
3/94                                                              $10,675                       $10,218
3/95                                                              $11,477                       $10,864
3/96                                                              $12,503                       $11,663
3/97                                                              $13,326                       $12,195
3/98                                                              $14,710                       $13,446
Average Annual Total Return on 3/31/98
1 Year:                                                             8.84%
5 Year:                                                             6.35%
Since Inception on 12/31/92:                                        6.31%
Value on 3/31/98
New Hampshire Bond Fund:                                          $13,446
Lehman Index:                                                     $14,710

                                       6       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

These charts reflect a comparison in the change in value of a $10,000 investment in Payson Balanced Fund and Payson Value Fund, including reinvestment of dividends and distributions, to the performance of the Standard and Poor's 500 Composite Index ("S&P 500"), since the Funds' inception. The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    PAYSON BALANCED FUND VS. S&P 500 INDEX

                                                    S&P 500 Index      Payson Balanced Fund
11/91                                                     $11,142                    $9,600
3/92                                                      $10,861                    $9,897
3/93                                                      $12,513                   $11,393
3/94                                                      $12,693                   $12,190
3/95                                                      $14,666                   $12,921
3/96                                                      $19,370                   $15,725
3/97                                                      $23,209                   $17,206
3/98                                                      $34,341                   $22,587
Average Annual Total Return on 3/31/98
1 Year:                                                    31.27%
5 Year:                                                    14.66%
Since Inception on 11/25/91:                               14.42%
Value on 3/31/98
Payson Balanced Fund:                                     $22,587
S&P 500 Index:                                            $34,341

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    PAYSON VALUE FUND VS. S&P 500 INDEX

                                                S&P 500 Index     Payson Value Fund
8/92                                                   $9,796                $9,389
3/93                                                  $10,863               $10,661
3/94                                                  $11,020               $11,874
3/95                                                  $12,732               $12,648
3/96                                                  $16,816               $16,161
3/97                                                  $20,148               $18,263
3/98                                                  $29,813               $26,533
Average Annual Total Return on 3/31/98
1 Year:                                                45.28%
5 Year:                                                19.99%
Since Inception on 7/31/92:                            19.63%
Value on 3/31/98
Payson Value Fund:                                    $26,533
S&P 500 Index:                                        $29,813

                                       7       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS HIGH GRADE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GOVERNMENT AGENCY NOTES (9.3%)
FFCB (1.2%)
$            400,000 5.42%, 8/4/98........................... $   399,327
                                                              -----------
FHLB (4.1%)
           1,350,000 6.555%, 4/15/99.........................   1,364,620
                                                              -----------
FHLMC (0.9%)
             300,000 6.60%, 11/12/99.........................     303,990
                                                              -----------
FNMA (3.1%)
             750,000 7.50%, 2/11/02..........................     793,725
             250,000 7.85%, 9/10/98..........................     252,538
                                                              -----------
Total FNMA                                                      1,046,263
                                                              -----------
Total Government Agency Notes
  (cost $3,075,986)                                             3,114,200
                                                              -----------
CORPORATE BONDS & NOTES (14.7%)
             500,000 Bankamerica Corp., 8.125%, 2/1/02.......     531,760
             500,000 Dean Witter Discover, 6.25%, 3/15/00....     503,065
             500,000 Duke Power Corp., 6.625%, 2/1/03........     512,035
             500,000 Dupont E.I. De Nemours & Co., 6.75%,
                      10/15/02..............................      513,280
             250,000 Johnson & Johnson, 7.375%, 6/29/02......     261,998
             300,000 Norfolk Southern Railway Co., 6.50%,
                      8/1/02................................      303,336
             250,000 Public Service Co. of Oklahoma, 7.375%,
                      3/1/02................................      252,078
             500,000 Sara Lee Corp., 5.70%, 7/14/00..........     497,955
             500,000 Shell Oil Co., 6.70%, 8/15/02...........     512,065
             500,000 Shell Oil Co., 6.95%, 12/15/98..........     502,975
             300,000 Smithkline Beecham Corp., 7.50%,
                      5/1/02................................      300,369
             250,000 Warner Lambert Co., 8.00%, 9/1/98.......     251,890
                                                              -----------
Total Corporate Bonds & Notes
  (cost $4,847,625)                                             4,942,806
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
FOREIGN GOVERNMENT OBLIGATIONS (1.5%)
$            500,000 Province of Ontario Global Bond, 6.125%,
                      6/28/00 (cost $497,562)...............  $   502,165
                                                              -----------
TREASURY NOTES (71.4%)
           3,500,000 5.625%, 2/15/06.........................   3,472,315
           1,000,000 5.75%, 10/31/00.........................   1,002,790
           1,000,000 5.75%, 12/31/98.........................   1,002,220
           1,000,000 5.875%, 2/15/04.........................   1,010,530
             500,000 5.875%, 3/31/99.........................     501,800
           1,000,000 6.00%, 8/15/99..........................   1,005,390
           3,500,000 6.25%, 2/15/03..........................   3,585,050
             500,000 6.25%, 2/15/07..........................     517,140
             500,000 6.25%, 4/30/01..........................     508,340
             500,000 6.375%, 3/31/01.........................     509,735
           1,000,000 6.375%, 8/15/02.........................   1,026,490
           1,500,000 6.375%, 9/30/01.........................   1,533,120
           3,000,000 6.50%, 8/15/05..........................   3,135,210
           1,000,000 7.00%, 4/15/99..........................   1,014,710
             500,000 7.125%, 10/15/98........................     504,450
           2,000,000 7.25%, 5/15/04..........................   2,159,200
             500,000 7.50%, 11/15/01.........................     529,535
             500,000 7.875%, 4/15/98.........................     500,550
             500,000 8.50%, 2/15/00..........................     525,380
                                                              -----------
Total Treasury Notes
  (cost $23,686,366)                                           24,043,955
                                                              -----------

       SHARES
--------------------
SHORT TERM HOLDINGS (3.1%)
           1,026,705 Boston 1784 Institutional US Treasury
                      Money Market Fund (cost $1,026,705)...    1,026,705
                                                              -----------
Total Investments (100.0%)
  (cost $33,134,244)                                          $33,629,831
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  8       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
FHLMC (0.6%)
$            477,843 Series 90 135-A, 8.75%, 5/15/00......... $   489,230
               7,664 Series 93 1581-A, 4.50%, 9/15/98........       7,652
                                                              -----------
Total FHLMC                                                       496,882
                                                              -----------
FNMA (1.6%)
           1,397,366 Series 92 214-F, 6.54% V/R, 10/25/22
                      (a)...................................    1,397,604
                                                              -----------
OTHER (1.5%)
             219,166 Merrill Lynch Mortgage Investors, Inc.,
                      Series 89 E, 9.40%, 9/15/09...........      233,277
             996,723 RTC, Series 92 C8 D, 8.84%, 12/25/23
                      (b)...................................      989,248
                                                              -----------
Total Other                                                     1,222,525
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $3,053,839)                                             3,117,011
                                                              -----------
CORPORATE BONDS & NOTES (58.7%)
             500,000 AT&T Corp., 4.375%, 5/1/99..............     491,820
             500,000 Alabama Power Co., 6.375%, 8/1/99.......     502,620
             250,000 American Express Credit Co., 6.125%,
                      6/15/00...............................      250,963
             750,000 Associates Corp. of North America,
                      6.625%, 6/15/05.......................      765,143
             330,000 Associates Corp. of North America,
                      6.375%, 11/15/05......................      332,043
             500,000 Atlanta Gas Light Co., 5.90%, 10/6/03...     491,260
             500,000 Banc One Cleveland, N.A., 6.625%,
                      4/15/03...............................      508,190
             600,000 Banc One Corp., 7.60%, 5/1/07...........     647,664
           1,000,000 BankAmerica Corp., 7.125%, 5/1/06.......   1,045,100
             500,000 Bear Stearns Cos., Inc., 6.75%,
                      4/15/03...............................      507,840
             500,000 Bell Atlantic Corp., 5.05%,
                      10/1/98...............................      497,880
             250,000 Boeing Co., 6.75%, 9/15/02..............     255,750
             250,000 Boeing Co., 6.35%, 6/15/03..............     253,275
             500,000 Boeing Co., 8.10%, 11/15/06.............     564,765
           3,000,000 CBS, Inc., ACA insured, 7.625%,
                      1/1/02................................    3,125,268
             250,000 CNA Financial Corp., 6.25%, 11/15/03....     248,463
             500,000 Chase Manhattan Bank, N.A., 9.75%,
                      11/1/01...............................      556,885


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$          4,298,000 Citfed Bancorp, Inc., 8.25%, 9/1/03..... $ 4,303,175
           1,000,000 Commercial Credit Co., 7.875%,
                      7/15/04...............................    1,080,000
           1,000,000 Commercial Credit Co., 7.375%,
                      4/15/05...............................    1,060,290
             500,000 Commercial Credit Co., 6.625%,
                      11/15/06..............................      508,970
             500,000 Commonwealth Edison Co., 6.75%,
                      7/1/98................................      500,125
             750,000 Continental Bank, N.A. (a BankAmerica
                      subsidiary), 11.25%, 7/1/01...........      759,773
           1,000,000 Dow Chemical Co., 8.625%, 4/1/06........   1,138,890
             250,000 Duke Power Corp., 5.875%, 6/1/01........     249,300
             500,000 Dupont Corp., 8.125%, 3/15/04...........     550,385
             500,000 Eastman Kodak Co., 7.25%, 7/1/99........     507,620
             500,000 Eli Lilly & Co., 8.125%, 12/1/01........     535,070
             500,000 First Chicago NBD Corp., 8.10%,
                      3/1/02................................      530,725
             500,000 First Chicage NBD Corp., 6.125%,
                      2/15/06...............................      491,555
             600,000 Ford Motor Co., 7.25%, 10/1/08..........     639,012
             250,000 Ford Motor Credit Co., 7.25%, 5/15/99...     253,355
             500,000 Ford Motor Credit Co., 6.375%,
                      4/15/00...............................      503,995
           1,000,000 Ford Motor Credit Co., 7.50%, 6/15/04...   1,064,350
             545,000 Ford Motor Credit Co., 6.25%, 12/8/05...     540,362
           1,500,000 Ford Motor Credit Co., 6.125%, 1/9/06...   1,475,775
             500,000 GTE North, Inc., 6.90%, 11/1/08.........     520,130
             200,000 ITT Hartford Group, Inc., 8.20%,
                      10/15/98..............................      202,482
             400,000 International Lease Finance Corp.,
                      8.375%, 12/15/04......................      443,356
             500,000 J.P. Morgan & Co., Inc., 7.625%,
                      9/15/04...............................      534,375
           1,000,000 J.P. Morgan & Co., Inc., 6.25%,
                      12/15/05..............................      991,470
             450,000 Lehman Brothers Holdings, Inc., 5.74%
                      V/R, 1/12/99 (a)......................      449,340

See Notes to Schedule of Investments.  9       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$          1,000,000 Lehman Brothers Holdings, Inc., 7.20%,
                      8/15/09...............................  $ 1,033,157
           1,000,000 Leucadia Capital Trust I, 8.65%,
                      1/15/27...............................    1,065,462
             500,000 Lucent Technologies, Inc., 7.25%,
                      7/15/06...............................      532,875
             750,000 Merchants National Corp. (a National
                      City Corp. subsidiary), 9.875%,
                      10/1/99...............................      788,773
             500,000 Merrill Lynch & Co., Inc., 7.00%,
                      3/15/06...............................      520,965
             500,000 Merrill Lynch & Co., Inc., 7.00%,
                      1/15/07...............................      522,580
             250,000 Morgan Stanley Group, Inc., 7.50%,
                      9/1/99................................      254,813
             500,000 Morgan Stanley Group, Inc., 6.75%,
                      3/4/03................................      511,686
           1,000,000 NTC Capital, 6.11% V/R, 1/15/27.........     960,715
           1,000,000 Nacolah Holding Corp. (a Sammons
                      Enterprises, Inc. subsidiary), 9.50%,
                      12/1/03...............................    1,060,617
             500,000 NationsBank Corp., 5.125%, 9/15/98......     498,355
             500,000 Northern Telecom, Ltd., 6.00%, 9/1/03...     495,880
             550,000 Norwest Corp., 6.20%, 12/1/05...........     543,686
             500,000 Norwest Financial Inc., 5.50%,
                      4/15/98...............................      499,970
             500,000 Norwest Financial, Inc., 6.20%,
                      9/15/99...............................      500,865
             250,000 Norwest Financial, Inc., 6.125%,
                      8/1/03................................      249,690
             500,000 Paine Webber, Inc., 9.25%, 12/15/01.....     545,690
             500,000 PepsiCo, Inc., 7.625%, 11/1/98..........     504,140
             750,000 Philip Morris Cos., Inc., 7.375%,
                      2/15/99...............................      758,064
             700,000 Republic New York Corp., 8.375%,
                      2/15/07...............................      793,875
           1,000,000 Salomon, Inc., 7.75%, 9/22/05...........   1,015,710
             500,000 Seagram Co., Ltd., 8.35%, 11/15/06......     561,640
           1,000,000 Sears Roebuck Acceptance Corp., 6.70%,
                      11/15/06..............................    1,020,200
             500,000 Security Pacific Corp., 6.00%, 5/1/00...     500,740
             500,000 Southern Indiana Gas & Electric Co.,
                      6.375%, 8/1/98........................      500,015


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$            500,000 Southern New England Telephone, 7.125%,
                      8/1/07................................  $   530,145
             500,000 Union Pacific Corp., 6.00%, 9/1/03......     487,600
             700,000 WMX Technologies, Inc., 8.25%,
                      11/15/99..............................      719,075
           1,000,000 Wachovia Corp., 7.00%, 12/15/99.........   1,015,810
                                                              -----------
Total Corporate Bonds & Notes
  (cost $48,826,876)                                           49,871,602
                                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (2.5%)
FHLMC (0.2%)
             137,056 Pool 502128, 9.00%, 10/1/04.............     142,915
                                                              -----------
GNMA (2.3%)
              94,618 Pool 406467, 6.50%, 3/15/26.............      93,827
             161,293 Pool 452743, 6.50%, 12/15/27............     159,888
           1,674,431 Pool 462480, 6.50%, 1/15/28.............   1,659,311
              84,401 Pool 780509, 6.50%, 2/15/27.............      83,666
                                                              -----------
Total GNMA                                                      1,996,692
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $2,153,032)                                             2,139,607
                                                              -----------
MUNICIPAL BONDS (3.4%)
           1,250,000 Coffee County, GA, Hospital Authority
                      RV, Taxable Anticipation Certificates,
                      Series B, ACA Insured, 9.00%, 12/1/12
                      (b)...................................    1,394,500
           1,350,000 Coffee County, GA, Hospital Authority
                      RV, Taxable Anticipation Certificates,
                      Series B, 9.00%, 12/1/12 (b)..........    1,463,446
                                                              -----------
Total Municipal Bonds
  (cost $2,748,375)                                             2,857,946
                                                              -----------
       SHARES
    -----------
PREFERRED STOCK (4.8%)
              40,000 Irwin Financial Corp., Capital Trust
                      I.....................................    1,105,001
              68,500 NCBE Capital Trust......................   1,849,500
              80,000 Simmons First National Corp.............   1,120,000
                                                              -----------
Total Preferred Stock
  (cost $3,738,300)                                             4,074,501
                                                              -----------

See Notes to Schedule of Investments.  10      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
U.S. TREASURY BONDS (6.0%)
$          5,000,000 6.125%, 11/15/27 (cost $5,196,093)...... $ 5,128,130
                                                              -----------
SHORT-TERM HOLDINGS (20.9%)
           1,723,122 Boston 1784 Institutional US Treasury
                      Money Market Fund.....................    1,723,122
              45,925 Dreyfus Treasury Prime Cash Management
                      Fund Class-A Shares...................       45,925
           4,500,000 Cargill Corp. CP, 5.55%, 4/2/98.........   4,499,306


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
SHORT-TERM HOLDINGS, CONTINUED
$          2,500,000 GMAC CP, 5.56%, 4/3/98.................. $ 2,499,228
           4,000,000 KZH Funding CP, 5.73%, 4/6/98...........   3,996,817
           5,000,000 Trident Capital Finance CP, 5.58%,
                      4/3/98................................    4,998,450
                                                              -----------
Total Short-Term Holdings
  (cost $17,762,848)                                           17,762,848
                                                              -----------
Total Investments (100.0%)
  (cost $83,479,363)                                          $84,951,645
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  11      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPALS (98.9%)
COLORADO (8.4%)
$          1,000,000 Douglas County, CO, SD #1, GO Bonds,
                      Series A, 8.00%, 12/15/09.............  $ 1,304,460
           2,000,000 Jefferson County, CO, SD #R-001, GO
                      Bonds, Series A, FGIC insured, 5.00%,
                      12/15/17..............................    1,965,420
                                                              -----------
                                                                3,269,880
                                                              -----------
ILLINOIS (2.2%)
             400,000 Aurora, IL, MFHR Bonds, Fox Valley
                      Village, Unit 18D Project, Banque
                      Paribas LOC, 7.75%, 9/1/98............      404,344
             465,000 Illinois Development Finance Authority
                      RV, Community Rehabilitation Providers
                      Facilities Acquisition Program, Series
                      92, 8.25%, 8/1/12.....................      465,525
                                                              -----------
                                                                  869,869
                                                              -----------
INDIANA (14.5%)
             100,000 Allen County, IN, Jail Building Corp.
                      RV, First Mortgage, 5.15%, 4/1/98.....      100,000
             100,000 Avilla, IN, School Building Corp. EFA
                      RV, First Mortgage, 5.00%, 1/15/00....      101,799
             100,000 Carmel, IN, High School Building Corp.
                      RV, First Mortgage, 5.40%, 2/15/01....      103,744
             100,000 Columbus, IN, Multi-School Building
                      Corp. RV, First Mortgage, AMBAC
                      insured, 6.00%, 1/1/00................      103,495
             100,000 Columbus, IN, North High School Building
                      Corp. RV, First Mortgage, 6.20%,
                      7/1/98................................      100,603
             100,000 Elkhart, IN, Community Schools COP
                      Bonds, 5.25%, 8/15/99.................      101,880
             100,000 Flat Rock, IN, Hawcreek Elementary
                      School Building Corp. RV, First
                      Mortgage, 6.50%, 7/1/01...............      107,383
             100,000 Franklin TWP Marion County, IN,
                      Multi-School Building Corp. RV, First
                      Mortgage, 4.80%, 1/1/99...............      100,830


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDIANA, CONTINUED
$            100,000 Hamilton Southeastern IN Conservative
                      School Building Corp. RV, First
                      Mortgage, 6.25%, 7/1/99...............  $   103,006
             100,000 Hamilton Southeastern, IN, North
                      Delegate School Building Corp. RV,
                      First Mortgage, 5.60%, 7/1/01.........      104,220
             100,000 Hammond, IN, Multi-School Building Corp.
                      RV, First Mortgage, 6.50%, 1/15/01....      106,460
             100,000 Hendricks, IN, Economic Development
                      Income Tax RV, Series A, 5.95%,
                      7/1/99................................      102,563
             100,000 Howard County, IN, Jail & Juvenile
                      Detention Center Building Corp. RV,
                      First Mortgage, 6.20%, 1/1/01.........      105,388
             100,000 Indiana Bond Bank RV, Special Program,
                      Series A1, Sumitomo Bank, Ltd., LOC,
                      6.20%, 1/1/99.........................      101,840
             100,000 Indiana Bond Bank RV, Special Program,
                      Series A2, Sumitomo Bank, Ltd., LOC,
                      6.30%, 1/1/00.........................      103,916
             100,000 Indiana Bond Bank RV, Special Program,
                      Series B, 6.00%, 8/1/01...............      105,544
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Community
                      Hospital of Indiana, Series A & B,
                      MBIA insured, 6.35%, 7/1/03...........      109,612
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Deaconess
                      Hospital, Inc., MBIA insured, 5.10%,
                      3/1/02................................      103,278
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Deaconess
                      Hospital, Inc., MBIA insured, 5.20%,
                      3/1/03................................      104,037
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Marion General
                      Hospital, Series A & B, AMBAC insured,
                      6.25%, 7/1/98.........................      100,610
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Methodist
                      Hospital of Indiana, Series A, 5.40%,
                      9/1/00................................      103,359

See Notes to Schedule of Investments.  12      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDIANA, CONTINUED
$            100,000 Indiana Muni Power Agency, Electric &
                      Refunding RV, Series A, MBIA insured,
                      5.55%, 1/1/02.........................  $   104,986
             100,000 Indiana Muni Power Agency, Power Supply
                      System RV, Series B, MBIA insured,
                      5.00%, 1/1/00.........................      101,939
             100,000 Indiana Secondary Market Educational
                      Loans, Inc., Educational Loan RV,
                      5.30%, 9/1/99.........................      101,411
             100,000 Indiana Transportation Finance Authority
                      Highway RV, Series A, AMBAC insured,
                      4.50%, 6/1/98.........................      100,132
             100,000 Indiana Transportation Financial
                      Authority Airport Facilities Lease RV,
                      Series A, 6.00%, 11/1/01..............      105,865
             200,000 Indiana Transportation Financial
                      Authority Airport Facilities Lease RV,
                      Series A, 4.80%, 11/1/05..............      205,624
             100,000 Indiana University RV, Package Systems,
                      MBIA insured, 6.10%, 6/1/99...........      102,773
             100,000 Indiana University RV, Student Fee,
                      Series H, 6.20%, 8/1/98...............      100,813
             100,000 Indianapolis, IN, Local Public Important
                      Bond Bank Transportation RV, Series D,
                      6.00%, 2/1/01.........................      104,964
             100,000 Logansport, IN, Multi-Purpose School
                      Building Corp. RV, First Mortgage,
                      5.40%, 7/1/00.........................      102,977
             100,000 Marion County, IN, Convention &
                      Recreational Facilities Authority
                      Excise Tax RV, Lease Rental, Series A,
                      AMBAC insured, 5.00%, 6/1/02..........      103,228
             100,000 Michigan City, IN, Area Schools COP,
                      AMBAC insured, 5.70%, 6/15/02.........      105,729
             100,000 Monroe County, IN, School Building Corp.
                      RV, First Mortgage, 5.80%, 1/15/00....      103,219


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDIANA, CONTINUED
$            100,000 Noblesville, IN, West School Building
                      Corp., First Mortgage RV, 6.35%,
                      7/1/99................................  $   103,072
             100,000 North Harrison, IN, High School Building
                      Corp., First Mortgage RV, 4.90%,
                      7/1/99................................      101,300
             100,000 North Harrison, IN, High School Building
                      Corp., First Mortgage RV, 5.25%,
                      7/1/01................................      103,275
             100,000 Northridge High School Additions
                      Building Corp., Independent First
                      Mortgage RV, 5.60%, 12/30/01..........      104,821
             200,000 Perry, IN, Multi-School Building Corp.
                      RV, First Mortgage, 4.50%, 7/15/99....      201,742
             100,000 Pike Township, IN, School Building
                      Corp., Educational Facilities RV,
                      First Mortgage, Series A, 5.50%,
                      2/1/00................................      102,683
             100,000 Porter County, IN, Hospital Association
                      RV, FGIC insured, 5.80%, 12/1/00......      104,504
             100,000 Purdue University, IN, Educational
                      Facilities RV, Student Fees, Series G,
                      5.05%, 7/1/98.........................      100,328
             100,000 Shelby County, IN, Jail Building Corp.,
                      Jail Facilities RV, First Mortgage,
                      MBIA insured, ETM USG, 6.05%,
                      7/15/02...............................      107,489
             100,000 South Bend, IN, Sewer Works RV, FGIC
                      insured, 4.50%, 12/1/98...............      100,544
             100,000 South Vermillion, IN, Middle School
                      Building Corp., Educational Facilities
                      RV, First Mortgage, 5.00%, 1/15/00....      101,816
             100,000 Southwest Allen, IN, Multi-School
                      Building Corp., Educational Facilities
                      RV, First Mortgage, ETM USG, 6.35%,
                      1/15/02...............................      107,578
             100,000 Southwest Allen, IN, Multi-School
                      Building Corp., Educational Facilities
                      RV, First Mortgage, MBIA insured,
                      6.00%, 7/15/01........................      105,963
             100,000 Tippecanoe County-Lafayette, IN,
                      Building Corp. Leasing RV, First
                      Mortgage, 4.75%, 7/1/00...............      101,657

See Notes to Schedule of Investments.  13      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDIANA, CONTINUED
$            300,000 Vigo County, IN, Middle School Building
                      Corp., Educational Facilities RV,
                      First Mortgage, 5.40%, 7/1/05.........  $   316,617
             100,000 Whitko, IN, Middle School Building
                      Corp., Educational Facilities RV,
                      6.50%, 7/15/01........................      107,291
                                                              -----------
                                                                5,587,907
                                                              -----------
KENTUCKY (3.0%)
           1,000,000 Kenton County, KY, Water District RV,
                      6.00%, 2/1/17.........................    1,074,890
             100,000 Kentucky Housing Corp. Housing RV,
                      Series B, 5.05%, 7/1/06...............      103,155
                                                              -----------
                                                                1,178,045
                                                              -----------
LOUISIANA (3.7%)
           1,000,000 Louisana Public Facilities Authority RV,
                      Extended Care Facilities Authority -
                      Comm-Care Corp., 11.00%, 2/1/14.......    1,427,770
                                                              -----------
MARYLAND (1.6%)
             625,000 Maryland State EDA Health Care
                      Facilities RV, Crescent Cities
                      Project, Series A, 5.30%, 12/20/18....      630,131
                                                              -----------
MICHIGAN (8.3%)
             250,000 Comstock Park, MI, Public Schools GO
                      Bonds, 6.00%, 5/1/06..................      276,415
           1,000,000 Grand Rapids, MI, Water Supply RV, FGIC
                      insured, 6.50%, 1/1/15................    1,072,030
             250,000 Kent County, MI, Building Authority GO
                      Bonds, 5.10%, 12/1/07.................      261,565
             200,000 Michigan Muni Bond Authority Revenue,
                      Series G, AMBAC insured, 6.20%,
                      11/1/04...............................      221,942
           1,000,000 Michigan State Strategic Fund Ltd.,
                      Detroit Edison Co. Project-BB, 6.50%,
                      2/15/02...............................    1,084,140
             150,000 Oakland County, MI, Sewer Disposal GO
                      Bonds, Orchard Lake Village, 5.40%,
                      11/1/02...............................      157,940


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MICHIGAN, CONTINUED
$            150,000 Oakland County, MI, Sewer Disposal GO
                      Bonds, Orchard Lake Village, Series B,
                      5.40%, 11/1/02........................  $   157,940
                                                              -----------
                                                                3,231,972
                                                              -----------
MISSOURI (1.5%)
             500,000 Sikeston Missouri Electric RV, 6.00%,
                      6/1/16................................      561,750
                                                              -----------
NEBRASKA (2.8%)
           1,000,000 Douglas County, NE, SD #017, GO Bonds,
                      Millard, MBIA insured, 6.25%,
                      10/1/17...............................    1,089,080
                                                              -----------
NEW YORK (1.0%)
             350,000 New York State Thruway Authority,
                      Service Contract RV, Local Highway and
                      Bridge Project, 5.75%, 4/1/06.........      374,750
                                                              -----------
NORTH CAROLINA (4.1%)
             750,000 Mecklenburg County, NC, Industrial
                      Facilities & PCR Financing Authority
                      RV, Fluor Corp. Project, 5.25%,
                      12/1/09...............................      768,015
             505,000 North Carolina Eastern Muni Power RV,
                      Series A, USG COLL, 6.00%, 1/1/26.....      577,690
             255,000 North Carolina Muni Power Agency #1,
                      Catawba Electric RV, 5.00%, 1/1/20....      254,095
                                                              -----------
                                                                1,599,800
                                                              -----------
OHIO (26.4%)
           1,000,000 Butler County, OH, Transportation RV,
                      Improvement District, Series A, FSA
                      insured, 6.00%, 4/1/11................    1,104,340
             500,000 Columbus, OH, UTGO Bonds, Series B,
                      5.25%, 5/15/08........................      532,290
           2,000,000 Hamilton, OH, Electrical System Mortgage
                      RV, Series A, FGIC insured, 6.00%,
                      10/15/23..............................    2,155,420
             700,000 Lakota, OH, UTGO Bonds, SD, AMBAC
                      insured, 6.25%, 12/1/14...............      772,429
             750,000 Montgomery County, OH, LTGO Bonds,
                      5.30%, 12/1/10........................      788,265

See Notes to Schedule of Investments.  14      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
OHIO, CONTINUED
$          1,000,000 North Olmstead, OH, LTGO Bonds, AMBAC
                      insured, 6.20%, 12/1/11...............  $ 1,127,780
             795,000 Northwest, OH, SD LOC, GO Bonds, FGIC
                      insured, 5.50%, 12/1/12...............      855,666
             500,000 Ohio State Air Quality Development
                      Authority, PCR, Cleveland Electric Co.
                      Project, FGIC insured, 8.00%,
                      12/1/13...............................      576,570
             500,000 Ohio State Public Facilities Community
                      RV, Higher Education Capital
                      Facilities, Series II-A, 5.00%,
                      5/1/05................................      519,305
             655,000 Shelby County, OH, Hospital Facilities
                      RV, Wilson Memorial Hospital, ETM USG,
                      6.40%, 12/1/03........................      699,173
             500,000 University Cincinnati, OH, General
                      Receipts, Educational Facilities RV,
                      Series G, 7.00%, 6/1/11...............      546,865
             500,000 Washington County, OH, Hospital
                      Refunding RV, Shelby General Hospital,
                      6.875%, 7/1/03........................      538,805
                                                              -----------
                                                               10,216,908
                                                              -----------
OKLAHOMA (0.7%)
             250,000 Claremore, OK, Public Works Authority
                      Capital Improvement RV, MBIA insured,
                      5.00%, 6/1/05.........................      259,743
                                                              -----------
PENNSYLVANIA (11.5%)
             665,000 Allegheny County, PA, Hospital
                      Development Authority, Health Care RV,
                      Allegheny Valley School Project,
                      7.25%, 2/1/03.........................      699,580
           1,000,000 Allegheny County, PA, Hospital
                      Development Authority, Health Center
                      RV, West Penn Hospital Foundation,
                      Series 90, 8.00%, 1/1/05..............    1,063,700
             500,000 Bucks County, PA, IDA RV, Personal Care,
                      ETM USG, Series A, 10.00%, 5/15/19....      816,815
             515,000 Erie-Western Pennsylvania Port
                      Authority, Pennsylvania Refunding RV,
                      8.25%, 6/15/00........................      560,537


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
PENNSYLVANIA, CONTINUED
$          1,000,000 Hampden, PA, IDA RV, Ralston Purina Co.
                      Project, 8.125%, 1/1/07...............  $ 1,056,140
             110,000 Pennsylvania HEFA RV, Medical College of
                      Pennsylvania, Series 91 B, 7.25%,
                      3/1/05, P/R USG 3/1/01 @ 102..........      121,464
             125,000 Washington County, PA, IDA Refunding RV,
                      Presbyterian Medical Center, FHA
                      insured, 6.50%, 1/15/02...............      135,274
                                                              -----------
                                                                4,453,510
                                                              -----------
PUERTO RICO (4.6%)
             150,000 Commonwealth of Puerto Rico, GO Bonds,
                      MBIA insured, 6.50%, 7/1/04...........      168,518
             500,000 Puerto Rico, Industrial, Medical &
                      Environmental PCR Facilities Authority
                      Financing Bonds, Pepsico, Inc.,
                      Project, 6.25%, 11/15/13..............      546,565
             335,000 Puerto Rico Infrastructure Financing
                      Authority, Special Tax RV, Series 88
                      A, 7.60%, 7/1/00......................      344,548
             100,000 Puerto Rico Infrastructure Financing
                      Authority, Special Tax RV, Series 88
                      A, 7.75%, 7/1/08......................      103,040
             550,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      609,713
                                                              -----------
                                                                1,772,384
                                                              -----------
TEXAS (2.1%)
             750,000 Red River Authority, TX, PCR, Remarketed
                      8/1/90, Hoechst Celanese Corp. LOC,
                      7.50%, 8/1/12.........................      820,755
                                                              -----------
VIRGIN ISLANDS (1.2%)
             410,000 Virgin Islands PFA RV, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................      446,264
                                                              -----------

See Notes to Schedule of Investments.  15      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
VIRGINIA (1.3%)
$            500,000 Fairfax County, VA, EDA RV
                      (C-Span Project), Series B, 7.50%,
                      6/1/01................................  $   516,395
                                                              -----------
Total Municipal Bonds (cost $37,106,164)                       38,306,913
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
SHORT-TERM HOLDINGS (1.1%)
$            433,556 Boston 1784 Tax Free Money Market Fund
                      (cost $433,556).......................  $   433,556
                                                              -----------
Total Investments (100.0%) (cost $37,539,720)                 $38,740,469
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  16      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (96.1%)
GENERAL OBLIGATION--BOND BANK (6.8%)
$             50,000 Maine Muni Bond Bank, Series 88 A,
                      6.70%, 11/1/98........................  $    50,876
              50,000 Maine Muni Bond Bank, Series 88 A,
                      7.50%, 11/1/05, P/R USG 11/1/98 @
                      102...................................       52,095
              40,000 Maine Muni Bond Bank, Series 88 B,
                      7.65%, 11/1/06, P/R USG 11/1/98 @
                      102...................................       41,808
              50,000 Maine Muni Bond Bank, Series 88 B,
                      7.85%, 11/1/18, P/R USG 11/1/98 @
                      103...................................       52,684
              60,000 Maine Muni Bond Bank, Series 88 C,
                      7.10%, 11/1/02, P/R USG 11/1/98 @
                      101.25................................       61,935
             300,000 Maine Muni Bond Bank, Series 89 B,
                      7.30%, 11/1/00........................      321,128
              50,000 Maine Muni Bond Bank, Series 89 B,
                      7.40%, 11/1/14, P/R USG 11/1/99 @
                      102...................................       53,735
             210,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/07, P/R USG 11/1/00 @
                      102...................................      230,272
              50,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/11, P/R USG 11/1/00 @
                      102...................................       54,827
             150,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/15, P/R USG 11/1/00 @
                      102...................................      164,480
              25,000 Maine Muni Bond Bank, Series 90 D,
                      7.375%, 11/1/10, P/R USG 11/1/00 @
                      102...................................       27,520
              10,000 Maine Muni Bond Bank, Series 91 C,
                      6.45%, 11/1/01........................       10,784
              25,000 Maine Muni Bond Bank, Series 91 D,
                      5.90%, 11/1/00........................       26,229
             100,000 Maine Muni Bond Bank, Series 92 B,
                      6.65%, 11/1/07........................      112,280
              85,000 Maine Muni Bond Bank, Series 92 B,
                      6.75%, 11/1/12........................       95,790
             100,000 Maine Muni Bond Bank, Series 92 C,
                      5.80%, 11/1/99........................      103,104
             150,000 Maine Muni Bond Bank, Series 92 E,
                      5.80%, 11/1/04........................      161,928
             205,000 Maine Muni Bond Bank, Series 93 C,
                      5.55%, 11/1/08........................      217,532

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--BOND BANK, CONTINUED
$             80,000 Maine Muni Bond Bank, Sewer & Water
                      Bonds, SRF Program, Series 91 A,
                      7.20%, 11/1/13, P/R USG 11/1/01 @
                      102...................................  $    89,353
                                                              -----------
                                                                1,928,360
                                                              -----------
GENERAL OBLIGATION--LOCAL (20.1%)
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.75%,
                      10/1/01...............................      105,013
              25,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.85%,
                      10/1/02...............................       26,595
             150,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.00%,
                      10/1/03...............................      161,877
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.10%,
                      10/1/04...............................      108,324
             250,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.35%,
                      10/1/07...............................      269,135
             100,000 Bangor, ME, UTGO Bonds, 5.20%,
                      11/1/00...............................      103,286
              60,000 Bangor, ME, UTGO Bonds, 5.50%, 9/1/24...      64,241
             175,000 Bar Harbor, ME, UTGO Bonds, 6.20%,
                      6/1/05................................      193,491
              75,000 Bar Harbor, ME, UTGO Bonds, 6.45%,
                      6/1/09................................       85,945
              25,000 Bath, ME, GO Bonds, 5.625%, 3/1/09......      27,054
              30,000 Bath, ME, UTGO Bonds, 7.45%, 12/1/07....      36,825
              20,000 Bath, ME, UTGO Bonds, 7.50%, 12/1/08....      24,892
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/03................................       54,004
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/04................................       54,565
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/05................................       54,462
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.20%,
                      1/1/06................................       54,539
              50,000 Brunswick, ME, Tax Increment GO Bonds,
                      BTI Project, 5.50%, 11/1/08...........       53,937

See Notes to Schedule of Investments.  17      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            100,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/12..............................  $   108,162
              25,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/14..............................       26,865
             250,000 Cape Elizabeth, ME, UTGO Bonds, 5.75%,
                      10/15/09..............................      270,673
             100,000 Cumberland County, ME, UTGO Bonds,
                      6.50%, 2/1/03, P/R USG 2/1/01 @ 102...      108,346
             250,000 Cumberland County, ME, UTGO Bonds,
                      5.25%, 2/1/07.........................      263,647
              25,000 Ellsworth, ME, UTGO Bonds, 7.20%,
                      7/1/08................................       30,049
             250,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/04................................      290,810
              20,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/10................................       24,809
              40,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.40%, 9/1/04................       44,339
             215,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.60%, 9/1/06................      240,499
              50,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/07................       56,030
              70,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/08................       78,441
              35,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/10................       38,949
              50,000 Portland, ME, GO Bonds, 12.10%,
                      7/1/99................................       55,013
              50,000 Portland, ME, GO Bonds, 10.50%,
                      11/1/99...............................       55,108
             500,000 Portland, ME, GO Bonds, 6.20%, 4/1/05...     557,660
              50,000 Portland, ME, GO Bonds, 12.60%,
                      11/1/05...............................       75,732
             100,000 Portland, ME, GO Bonds, 7.25%,
                      12/1/05...............................      118,619
             790,000 Portland, ME, GO Bonds, 5.30%,
                      6/13/13...............................      812,002
              25,000 Portland, ME, GO Bonds, 6.50%, 4/1/14...      28,390
             150,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/08................................      167,192


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$             40,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/11................................  $    44,530
              25,000 Westbrook, ME, UTGO Bonds, 6.75%,
                      11/15/04..............................       28,573
              75,000 Windham, ME, UTGO Bonds, 0.05%,
                      6/15/08...............................       47,785
             130,000 Winslow, ME, GO Bonds, Crowe Rope
                      Industries Project, Series A, 5.50%,
                      3/1/07................................      138,229
              50,000 Winslow, ME, SD, UTGO Bonds, AMBAC
                      insured, 7.00%, 10/1/10...............       55,085
              20,000 Winslow, ME, UTGO Bonds, AMBAC insured,
                      6.90%, 10/1/08........................       22,059
              25,000 Winthrop, ME, UTGO Bonds, 5.10%,
                      8/1/04................................       26,111
              25,000 Winthrop, ME, UTGO Bonds, 5.20%,
                      8/1/05................................       26,273
              25,000 Winthrop, ME, UTGO Bonds, 5.30%,
                      8/1/06................................       26,483
              25,000 Winthrop, ME, UTGO Bonds, 5.40%,
                      8/1/07................................       26,698
             250,000 Yarmouth, ME, GO Bonds, AMBAC insured,
                      5.25%, 11/15/09.......................      264,375
              35,000 York, ME, SD, UTGO Bonds, AMBAC insured,
                      6.40%, 3/1/03.........................       37,719
                                                              -----------
                                                                5,673,440
                                                              -----------
GENERAL OBLIGATION--STATE (2.5%)
              60,000 Maine, UTGO Bonds, 10.00%, 5/15/98......      60,457
              10,000 Maine, UTGO Bonds, 9.25%, 3/15/99.......      10,524
             100,000 Maine, UTGO Bonds, 8.50%, 3/1/00........     108,497
             100,000 Maine, UTGO Bonds, 7.50%, 12/15/00......     109,204
              50,000 Maine, UTGO Bonds, 8.00%, 5/1/01........      55,673
              90,000 Maine, UTGO Bonds, 6.40%, 7/1/02........      98,028
              25,000 Maine, UTGO Bonds, 7.50%, 12/15/02......      28,568
             100,000 Maine, UTGO Bonds, 6.50%, 7/1/03........     110,877
             100,000 Maine, UTGO Bonds, Highway Improvements,
                      8.00%, 5/1/02.........................      114,388
                                                              -----------
                                                                  696,216
                                                              -----------

See Notes to Schedule of Investments.  18      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--TERRITORIAL (7.1%)
$            300,000 Guam Government LTGO Bonds, Series 89 A,
                      Fuji Bank LOC, 7.00%, 11/15/04........  $   320,667
           1,000,000 Puerto Rico, GO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................    1,123,450
             525,000 Puerto Rico, GO Bonds, Series 93,
                      MBIA-IBC insured, 5.50%, 7/1/08.......      569,488
                                                              -----------
                                                                2,013,605
                                                              -----------
REVENUE--HEALTH & EDUCATION (20.5%)
              30,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      6.80%, 12/1/07........................       32,410
              65,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      7.00%, 12/1/16........................       70,359
              20,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-2,
                      7.15%, 12/1/16........................       21,728
              45,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding RV, 6.90%,
                      11/1/03...............................       47,439
              25,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding RV, Series A,
                      6.35%, 5/1/05.........................       26,417
             140,000 Maine HEHFA RV, Cedar Nursing Home, FHA
                      insured, 7.90%, 8/1/32, P/R USG 2/1/00
                      @ 102.................................      152,312
              50,000 Maine HEHFA RV, Central Maine Medical
                      Center, FGIC insured, 8.00%, 7/1/18,
                      P/R USG 7/1/98 @ 102..................       51,528
             100,000 Maine HEHFA RV, Colby College Issue,
                      FGIC insured, 6.20%, 7/1/99...........      102,982
             250,000 Maine HEHFA RV, Coves Edge Nursing Home,
                      10.00%, 8/1/20, P/R USG 8/1/00 @
                      103...................................      289,930
             100,000 Maine HEHFA RV, FSA insured, 6.10%,
                      7/1/01................................      105,989


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HEALTH & EDUCATION, CONTINUED
$             10,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/05...  $    10,836
              55,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/15...       59,600
             185,000 Maine HEHFA RV, Maine Medical Center,
                      ETM USG, 6.00%, 10/1/13...............      204,844
             150,000 Maine HEHFA RV, Portland Alliance for
                      the Mentally Ill, Maine Coast Regional
                      Health Center and Thomas College, FSA
                      insured, 6.10%, 7/1/03................      162,483
             435,000 Maine HEHFA RV, Saint Mary's General
                      Hospital, 8.50%, 7/1/09, P/R USG
                      7/1/99 @ 102..........................      464,528
              25,000 Maine HEHFA RV, Series A, 5.25%,
                      7/1/11................................       26,012
             550,000 Maine HEHFA RV, Series A, FSA insured,
                      5.25%, 7/1/10.........................      570,614
             335,000 Maine HEHFA RV, Series B, MBIA insured,
                      5.00%, 7/1/10.........................      338,957
             100,000 Maine HEHFA RV, Series 92 B, FSA
                      insured, 5.875%, 7/1/06...............      106,993
             500,000 Maine HEHFA RV, Series 93 A, FSA
                      insured, 5.60%, 7/1/07................      533,340
             450,000 Maine HEHFA RV, Series 93 B, FSA
                      insured, 5.55%, 7/1/08................      477,207
             155,000 Maine HEHFA RV, Series 93 D, FSA
                      insured, 5.20%, 7/1/06................      162,615
             500,000 Maine HEHFA RV, Series 93 D, FSA
                      insured, 5.30%, 7/1/07................      526,220
              25,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.20%,
                      5/1/06................................       27,009
              15,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.30%,
                      5/1/14................................       16,152
             950,000 Maine Veterans' Homes RV, 6.80%,
                      10/1/05...............................    1,024,156
              60,000 University of Maine System RV, 7.20%,
                      9/1/09, P/R USG 9/1/99 @ 102..........       63,992

See Notes to Schedule of Investments.  19      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HEALTH & EDUCATION, CONTINUED
$            105,000 University of Maine System RV, 7.25%,
                      9/1/19, P/R USG 9/1/99 @ 102..........  $   112,059
                                                              -----------
                                                                5,788,711
                                                              -----------
REVENUE--HOUSING (5.0%)
               5,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 B, FHA/VA/ Private Mortgage
                      Pools, 8.00%, 11/15/15................        5,124
             100,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 C, 8.20%, 11/15/08..........      102,957
              40,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-5, 7.45%, 11/15/11........       42,279
             200,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-6, 7.25%, 11/15/19........      211,510
              20,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-1, 7.625%, 11/15/24.......       20,726
              30,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-2, 7.30%, 11/15/16........       31,223
             110,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 90 A-5, Remarketed 5/13/93,
                      6.20%, 11/15/16.......................      114,874
             185,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 92 C, 6.55%, 11/15/12..........      194,281
             300,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 A-2, 5.20%, 11/15/08........      306,774
             250,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 C-1, 6.20%, 11/15/07........      262,630
              30,000 Maine HSG AUTH RV, Series 91 A, FSA
                      insured, 7.40%, 11/15/22..............       31,932
              50,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 6.90%, 11/1/07...........       53,052
              40,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 7.15%, 11/1/21...........       42,427
                                                              -----------
                                                                1,419,789
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--INDUSTRIAL (8.5%)
$             15,000 Bath, ME, Sewer Improvements RV, 7.40%,
                      12/1/06...............................  $    18,145
              25,000 Bucksport, ME, Solid Waste Disposal RV,
                      Champion International Corp. Project,
                      6.25%, 5/1/10, Remarketed 5/1/93......       26,585
             530,000 East Millinocket, ME, PCR, Great
                      Northern Nekoosa Corp. Project, ETM
                      USG, 6.70%, 6/1/04....................      579,350
              15,000 Kennebunk, ME, Sewer District RV Bonds,
                      7.10%, 1/1/06.........................       17,412
             165,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/14, P/R USG 12/1/01 @ 101.50.....      183,586
              40,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/20, P/R USG 12/1/01 @ 101.50.....       44,505
             500,000 Maine Finance Authority RV, Boise
                      Cascade Corp. Project, 7.90%,
                      6/1/15................................      538,714
             500,000 Regional Waste Systems, Inc., ME, RV,
                      Series A-C, 7.30%, 7/1/98.............      504,335
             415,000 Regional Waste Systems, Inc., ME, RV,
                      Series A-C, 7.95%, 7/1/10.............      438,684
              25,000 Regional Waste Systems, Inc., ME, RV,
                      Series D-F, 7.60%, 7/1/00.............       26,200
              25,000 Wells Sanitation District, ME, Sewer RV,
                      6.75%, 3/1/00.........................       26,270
                                                              -----------
                                                                2,403,786
                                                              -----------
REVENUE--OTHER (0.0%)
              10,000 Maine Court Facilities Authority Lease
                      Rental RV, 7.15%, 8/1/07, P/R USG,
                      8/1/00 at 102.........................       10,901
                                                              -----------
REVENUE--GUAM (3.5%)
              25,000 Guam Government LO Highway RV, Series 92
                      A, FSA insured, 5.60%, 5/1/00.........       25,892
             800,000 Guam Government LO Highway, RV, Series
                      A, FSA insured, 6.25%, 5/1/07.........      872,840
              75,000 Guam Government Water System RV, CGIC
                      insured, 6.85%, 7/1/99................       77,850
                                                              -----------
                                                                  976,582
                                                              -----------

See Notes to Schedule of Investments.  20      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--PUERTO RICO (11.5%)
$             35,000 Puerto Rico Highway & Transportation
                      Authority RV, Series U, 5.875%,
                      7/1/99................................  $    35,939
             335,000 Puerto Rico Highway & Transportation
                      Authority RV, Series X, 5.00%,
                      7/1/02................................      345,640
             100,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Abbott Chemicals,
                      Inc. Project, 6.50%, 7/1/09...........      100,824
             225,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Motorola, Inc.
                      Project, Series A, 6.75%, 1/1/14
                      (b)...................................      248,560
             500,000 Puerto Rico, PBA, Guaranteed Public
                      Education and Health Facilities RV,
                      Series M, FSA insured, 5.70%,
                      7/1/09................................      550,850
           1,000,000 Puerto Rico, PBA, Guaranteed RV, Series
                      B, 5.00%, 7/1/14......................    1,000,780
             870,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      964,456
                                                              -----------
                                                                3,247,049
                                                              -----------
REVENUE--VIRGIN ISLANDS (7.4%)
             350,000 Virgin Islands PFA RV, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................      380,955


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--VIRGIN ISLANDS, CONTINUED
$            550,000 Virgin Islands PFA RV, Matching Fund
                      Loan Notes, Series A, 6.90%,
                      10/1/01...............................  $   594,375
             875,000 Virgin Islands PFA RV, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................    1,117,865
                                                              -----------
                                                                2,093,195
                                                              -----------
REVENUE--TRANSPORTATION (3.2%)
             130,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/11................      141,585
             700,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/14................      760,395
                                                              -----------
                                                                  901,980
                                                              -----------
Total Municipal Bonds
  (cost $25,989,715)                                           27,153,614
                                                              -----------

       SHARES
--------------------
SHORT-TERM HOLDINGS (3.9%)
           1,106,128 Boston 1784 Tax-Free Money Market Fund
                      (cost $1,106,128).....................    1,106,128
                                                              -----------
Total Investments (100.0%)
  (cost $27,095,843)                                          $28,259,742
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  21      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
MUNICIPALS (98.4%)
GENERAL OBLIGATION--BOND BANK (3.7%)
$             25,000 New Hampshire Muni Bond Bank, Series 89
                      B, 6.70%, 7/15/04, P/R USG 7/15/99 @
                      102...................................  $     26,415
              25,000 New Hampshire Muni Bond Bank, Series 90
                      A, 6.90%, 1/15/05.....................        26,761
              20,000 New Hampshire Muni Bond Bank, Series 90
                      D, 6.90%, 7/15/03.....................        21,574
              25,000 New Hampshire Muni Bond Bank, Series 91
                      E, 6.90%, 8/15/06.....................        27,604
              50,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.35%, 7/15/06.....................        54,661
             175,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.50%, 7/15/08.....................       191,605
              85,000 New Hampshire Muni Bond Bank, Series 94
                      C, State Guaranteed, 5.80%, 8/15/08...        92,239
              25,000 New Hampshire Muni Bond Bank, Series K,
                      6.75%, 1/15/08, P/R USG 1/15/01 @
                      102...................................        27,205
                                                              ------------
                                                                   468,064
                                                              ------------
GENERAL OBLIGATION--LOCAL (22.6%)
             155,000 Bedford, NH, UTGO Bonds, 6.70%,
                      8/1/12................................       169,042
             225,000 Belknap County, NH, GO Bonds, MBIA
                      insured, 5.20%, 6/15/13...............       229,932
              50,000 Concord, NH, GO Bonds, FGIC insured,
                      6.05%, 10/15/08.......................        55,275
             100,000 Concord, NH, SD, GO Bonds, 4.70%,
                      10/15/07..............................       102,943
             100,000 Concord, NH, SD, GO Bonds, 5.00%,
                      10/15/10..............................       103,215
             100,000 Concord, NH, UTGO Bonds, MBIA insured,
                      5.00%, 1/15/09........................       102,587
              25,000 Concord, NH, UTGO Bonds, Series 88,
                      7.00%, 5/15/04, P/R USG 5/15/98 @
                      102...................................        25,599
              25,000 Exeter, NH, UTGO Bonds, 5.30%,
                      6/15/08...............................        26,800
              50,000 Exeter, NH, UTGO Bonds, Series 93,
                      5.10%, 6/15/05........................        52,548
             140,000 Exeter, NH, UTGO Bonds, Sewer
                      Improvements, 6.25%, 1/15/07..........       151,567
              90,000 Farmington, NH, SD, GO Bonds, AMBAC
                      insured, 5.55%, 2/15/02...............        94,838

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--LOCAL, CONTINUED
$             50,000 Franklin, NH, GO Bonds, MBIA insured,
                      5.20%, 10/1/07........................  $     52,695
             100,000 Goffstown, NH, SD, GO Bonds, AMBAC
                      insured, 5.25%, 8/15/11...............       102,948
              45,000 Keene, NH, UTGO Bonds, 5.15%,
                      10/15/11..............................        46,767
              25,000 Lisbon, NH, Regional SD, UTGO Bonds,
                      5.60%, 2/1/10.........................        26,145
              50,000 Londonderry, NH, UTGO Bonds, 5.40%,
                      1/15/14...............................        51,553
             250,000 Manchester, NH, UTGO Bonds, Public
                      Improvement Bonds, 5.50%, 11/1/12.....       262,003
              15,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.00%, 7/1/04.........................        15,628
             250,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.30%, 7/1/07.........................       263,345
              20,000 Nashua, NH, UTGO Bonds, 5.70%,
                      7/15/07...............................        21,296
              15,000 Nashua, NH, UTGO Bonds, 6.80%, 7/1/09...       16,507
             100,000 Nashua, NH, UTGO Bonds, AMBAC insured,
                      5.35%, 7/15/06........................       106,460
              35,000 Nashua, NH, UTGO Bonds, FGIC insured,
                      5.25%, 11/2/09........................        36,782
             100,000 Nashua, NH, UTGO Bonds, Public
                      Improvement Bonds, 6.80%, 7/1/07......       110,046
              10,000 Nashua, NH, UTGO Bonds, Public
                      Improvement Bonds, 6.70%, 11/1/07.....        10,655
              50,000 Oyster River, NH, Cooperative SD State
                      Guaranteed, GO Bonds, Lot A, 5.75%,
                      6/15/07...............................        54,305
             100,000 Oyster River, NH, Cooperative SD State
                      Guaranteed, GO Bonds, Lot A, 5.85%,
                      6/15/08...............................       108,862
              30,000 Salem, NH, GO Bonds, MBIA insured,
                      6.45%, 3/1/04.........................        32,391
             400,000 Stratham, NH, SD, GO Bonds, AMBAC
                      insured, 5.10%, 1/15/08...............       420,588
                                                              ------------
                                                                 2,853,322
                                                              ------------

See Notes to Schedule of Investments.  22      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--STATE (3.1%)
$            350,000 New Hampshire, Capital Improvement GO
                      Bonds, 5.50%, 12/1/06.................  $    378,102
              10,000 New Hampshire, GO Bonds, 6.00%,
                      9/1/05................................        11,002
                                                              ------------
                                                                   389,104
                                                              ------------
GENERAL OBLIGATION--TERRITORIAL (1.7%)
             200,000 Guam Government LTGO Bonds, Series 89 A,
                      Fuji Bank LOC, 7.00%, 11/15/04........       213,778
                                                              ------------
REVENUE--HEALTH & EDUCATION (22.4%)
              25,000 Hudson, NH, SD, Educational Facilities
                      RV, Lot B, 7.30%, 12/15/06............        30,090
              20,000 Hudson, NH, SD, Educational Facilities
                      RV, Lot B, 7.30%, 12/15/08............        24,571
              15,000 Mascenic, NH, Regional SD #1, Lot C,
                      AMBAC insured, 7.20%, 12/15/07........        18,242
              50,000 New Hampshire, HEFA, (Concord Hospital
                      Issue) RV, AMBAC insured, 5.40%,
                      10/1/06...............................        53,368
             500,000 New Hampshire, HEFA, (Dartmouth College)
                      RV, Series A, 5.13%, 6/1/28...........       492,040
              90,000 New Hampshire, HEHFA, RV, 6.00%,
                      10/1/13...............................        91,918
             160,000 New Hampshire, HEHFA, RV, 6.00%,
                      10/1/13...............................       175,970
              35,000 New Hampshire, HEHFA, (Elliot Hospital
                      of Manchester) RV, 6.50%, 10/1/11.....        37,748
             100,000 New Hampshire, HEHFA, (Exeter Hospital)
                      RV, 5.25%, 10/1/00....................       102,384
              50,000 New Hampshire, HEHFA, (Exeter
                      Hospital/Healthcare Issue) RV, 5.50%,
                      10/1/13...............................        53,023
              90,000 New Hampshire, HEHFA, (Franklin Pierce
                      College) RV, Series 94, 5.50%,
                      10/1/04...............................        92,295
             165,000 New Hampshire, HEHFA, (Franklin Pierce
                      College) RV, Series 94, 5.50%,
                      10/1/04...............................       175,692
           1,000,000 New Hampshire, HEFA, (Kendal at Hanover
                      Issue) RV, 5.80%, 10/1/12.............     1,025,910


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--HEALTH & EDUCATION, CONTINUED
$             45,000 New Hampshire, HEHFA, (Lakes Region
                      Hospital Association) RV, 5.75%,
                      1/1/11................................  $     47,569
              15,000 New Hampshire, HEHFA, (Mary Hitchcock
                      Memorial Hospital) RV, FGIC insured,
                      4.90%, 8/15/01........................        15,362
              50,000 New Hampshire, HEHFA, (Nashua Memorial
                      Hospital) RV, 5.50%, 10/1/02..........        51,924
             125,000 New Hampshire, HEHFA, (Rivier College)
                      RV, 6.90%, 1/1/13.....................       134,255
             175,000 New Hampshire, HEHFA,
                      (Wentworth-Douglass Hospital) RV,
                      5.40%, 1/1/07.........................       184,729
              30,000 New Hampshire, HEHFA, (University System
                      of New Hampshire) RV, MBIA insured,
                      Series 92, 6.00%, 7/1/07..............        32,460
                                                              ------------
                                                                 2,839,550
                                                              ------------
REVENUE--HOUSING (9.1%)
             500,000 New Hampshire, HSG AUTH RV, MFHR,
                      FHA/VA/RECD MTGS LOC, 5.60%, due
                      7/1/03................................       522,310
              15,000 New Hampshire, HSG AUTH RV, SFM RV,
                      6.75%, 7/1/04.........................        15,721
             100,000 New Hampshire, HSG AUTH RV, SFM RV,
                      Series 92 A, 5.25%, 1/1/07............       101,941
              95,000 New Hampshire, HSG AUTH RV, SFM RV,
                      Series 96 B, 5.90%, 1/1/07............        98,382
              95,000 New Hampshire, HSG AUTH RV, SFM RV,
                      Series 96 B, 6.00%, 1/1/08............        97,637
              95,000 New Hampshire, HSG AUTH RV, SFM RV,
                      Series 96 B, 6.00%, 7/1/08............        97,737
             125,000 New Hampshire, HSG AUTH RV, Series SB,
                      4.85%, 1/1/05.........................       126,852
              90,000 New Hampshire, HSG AUTH RV, Series SB,
                      4.95%, 1/1/06.........................        91,312
                                                              ------------
                                                                 1,151,892
                                                              ------------

See Notes to Schedule of Investments.  23      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--GUAM (1.7%)
$            200,000 Guam Government LO Highway, RV, Series
                      92 A, FSA insured, 6.25%, 5/1/07......  $    218,210
                                                              ------------
REVENUE--PUERTO RICO (14.7%)
             775,000 Puerto Rico, PBA, Guaranteed Public
                      Education and Health Facilities RV,
                      Series 93 M, FSA insured, 5.70%,
                      7/1/09................................       853,818
              30,000 Puerto Rico Highway & Transportation
                      Authority RV, Series 92 U, 5.875%,
                      7/1/99................................        30,805
             165,000 Puerto Rico Highway & Transportation
                      Authority RV, Series 93 X, 5.00%,
                      7/1/02................................       170,240
             575,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Motorola, Inc.
                      Project, Series 83 A, 6.75%, 1/1/14
                      (b)...................................       635,207
             145,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........       160,742
                                                              ------------
                                                                 1,850,812
                                                              ------------
REVENUE--VIRGIN ISLANDS (12.9%)
             180,000 Virgin Islands, HFA, SFM RV, GNMA
                      Mortgage-Backed, 6.00%, 3/1/07........       185,308
             580,000 Virgin Islands, PFA RV, Government
                      Development Program, Series A, 7.00%,
                      10/1/04...............................       631,300
             450,000 Virgin Islands, PFA RV, Matching Fund
                      Loan Notes, Series A, 6.90%,
                      10/1/01...............................       486,310


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--VIRGIN ISLANDS, CONTINUED
$            235,000 Virgin Islands, PFA RV, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................  $    300,226
              30,000 Virgin Islands, PFA RV, Series B, COLL
                      by USG, 7.25%, 10/1/07, P/R USG
                      10/1/00 @ 101.........................        32,615
                                                              ------------
                                                                 1,635,759
                                                              ------------
REVENUE--TRANSPORTATION (6.5%)
             550,000 New Hampshire State Turnpike System RV,
                      Series 91 A, FGIC insured, 7.00%,
                      11/1/06...............................       649,990
             150,000 New Hampshire State Turnpike System RV,
                      Series A, FGIC insured, 6.75%,
                      11/1/11...............................       173,750
                                                              ------------
                                                                   823,740
                                                              ------------
Total Municipals
  (cost $12,055,283)                                            12,444,231
                                                              ------------
       SHARES
    -----------
SHORT-TERM HOLDINGS (1.6%)
             200,000 New Hampshire, HEHFA, Revenue Muni
                      Demand Notes, FGIC insured, 3.80% V/R,
                      7/1/21 (cost $200,000)................       200,000
                                                              ------------
Total Investments (100.0%)
  (cost $12,255,283)                                           $12,644,231
                                                              ------------
                                                              ------------

See Notes to Schedule of Investments.  24      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (88.2%)
AMUSEMENT & RECREATION SERVICES (1.5%)
              5,000 Walt Disney Co..........................  $   533,750
                                                              -----------
BUSINESS SERVICES (6.4%)
              4,000 Automatic Data Processing, Inc..........      272,250
              7,500 Computer Associates International,
                      Inc...................................      433,125
              6,000 Computer Sciences Corp.(c)..............      330,000
             10,000 Fiserv, Inc.(c).........................      633,750
             20,000 Ogden Corp..............................      575,000
                                                              -----------
                                                                2,244,125
                                                              -----------
CHEMICALS & ALLIED PRODUCTS (13.2%)
              8,000 Abbott Laboratories.....................      602,500
              8,000 Air Products & Chemicals, Inc...........      663,000
              7,000 E.I. du Pont de Nemours & Co............      476,000
             10,000 Elan Corp. plc ADR(c)...................      646,250
              8,000 Johnson & Johnson.......................      586,500
             15,000 M.A. Hanna Co...........................      366,562
              6,900 Merck & Co., Inc........................      885,787
             25,000 RPM, Inc................................      445,312
                                                              -----------
                                                                4,671,911
                                                              -----------
COMMUNICATIONS (5.2%)
              6,000 AT&T Corp...............................      393,750
              8,000 Airtouch Communications, Inc.(c)........      391,500
             10,000 GTE Corp................................      598,750
             10,200 SBC Communications, Inc.................      444,975
                                                              -----------
                                                                1,828,975
                                                              -----------
DEPOSITORY INSTITUTIONS (7.0%)
             11,000 Banc One Corp...........................      695,750
              6,000 Citfed Bancorp, Inc.....................      337,500
              9,137 NationsBank Corp........................      666,357
             18,000 Norwest Corp............................      748,125
                                                              -----------
                                                                2,447,732
                                                              -----------
EATING & DRINKING PLACES (1.9%)
             22,500 Tricon Global Restaurants, Inc.(c)......      676,407
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (1.4%)
             15,000 SIGCORP, Inc............................      479,062
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT (8.9%)
             20,000 Andrew Corp.(c).........................      396,250
             10,200 Emerson Electric Co.....................      664,915
             24,000 General Electric Co.....................    2,068,500
                                                              -----------
                                                                3,129,665
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
  TRANSPORTATION EQUIPMENT (2.0%)
              6,000 Gillette Co.............................  $   712,125
                                                              -----------
FOOD & KINDRED PRODUCTS (1.3%)
             11,000 PepsiCo, Inc............................      469,562
                                                              -----------
FORESTRY (0.2%)
              2,500 Georgia-Pacific Group (Timber Group)....       64,220
                                                              -----------
GENERAL MERCHANDISE STORES (1.6%)
             10,000 Sears, Roebuck & Co.....................      574,375
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (2.8%)
              6,000 Hewlett-Packard Co......................      380,250
              6,000 IBM Corp................................      623,250
                                                              -----------
                                                                1,003,500
                                                              -----------
INSURANCE CARRIERS (5.9%)
              6,750 American International Group, Inc.......      850,078
              1,500 General Re Corp.........................      330,937
             14,000 ReliaStar Financial Corp................      644,875
             11,000 USF&G Corp..............................      274,312
                                                              -----------
                                                                2,100,202
                                                              -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (3.3%)
             16,407 Thermo Instrument Systems, Inc.(c)......      543,481
              6,000 Xerox Corp..............................      638,625
                                                              -----------
                                                                1,182,106
                                                              -----------
MISCELLANEOUS RETAIL (3.5%)
             16,000 Barnes & Noble, Inc.(c).................      624,000
             20,000 Toys "R" Us, Inc.(c)....................      601,250
                                                              -----------
                                                                1,225,250
                                                              -----------
NONDEPOSITORY CREDIT INSTITUTIONS (1.8%)
             10,000 FNMA....................................      632,500
                                                              -----------
OIL & GAS EXTRACTION (1.3%)
              6,000 Schlumberger, Ltd.......................      454,500
                                                              -----------
PAPER & ALLIED PRODUCTS (1.2%)
              2,500 Georgia-Pacific Group...................      161,875
              3,000 Minnesota Mining & Manufacturing Co.....      273,562
                                                              -----------
                                                                  435,437
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (5.0%)
              2,000 Amoco Corp..............................      172,751

See Notes to Schedule of Investments.  25      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
PETROLEUM REFINING & RELATED INDUSTRIES, CONTINUED
             10,000 Exxon Corp..............................  $   676,250
              6,000 Mobil Corp..............................      459,750
              8,000 Royal Dutch Petroleum Co................      454,500
                                                              -----------
                                                                1,763,251
                                                              -----------
PHARMACEUTICAL PREPARATIONS (1.9%)
              7,000 American Home Products Corp.............      667,625
                                                              -----------
PRIMARY METAL INDUSTRIES (1.4%)
             10,000 Hubbell, Inc. Class B...................      503,750
                                                              -----------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (1.7%)
             14,000 Nike, Inc. Class B......................      619,500
                                                              -----------
TOBACCO (1.2%)
             10,000 Philip Morris Cos., Inc.................      416,875
                                                              -----------
TRANSPORTATION EQUIPMENT (5.3%)
             13,000 Boeing Co...............................      677,625
             15,000 Chrysler Corp...........................      623,438
              6,000 United Technologies Corp................      553,875
                                                              -----------
                                                                1,854,938
                                                              -----------
                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
WHOLESALE TRADE--NONDURABLE GOODS (1.3%)
             12,000 Sigma Aldrich...........................  $   447,000
                                                              -----------
Total Common Stock
  (cost $13,831,155)                                           31,138,343
                                                              -----------
SHORT TERM HOLDINGS (11.8%)
$         1,165,831 Boston 1784 Institutional US Treasury
                      Money Market Fund.....................    1,165,831
            500,001 Dreyfus Government Cash Management
                      Fund..................................      500,001
          2,500,000 Merrill Lynch, 5.58%, 4/3/98............    2,499,225
                                                              -----------
Total Short Term Holdings
  (cost $4,165,057)                                             4,165,057
                                                              -----------
Total Investments (100.0%)
  (cost $17,996,212)                                          $35,303,400
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  26      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (68.6%)
CHEMICALS & ALLIED PRODUCTS (2.3%)
              5,600 Dow Chemical Co.........................  $   544,600
                                                              -----------
COMMUNICATIONS (4.2%)
              6,600 AT&T Corp...............................      433,125
             10,230 Telefonos de Mexico SA ADR..............      576,717
                                                              -----------
                                                                1,009,842
                                                              -----------
DEPOSITORY INSTITUTIONS (6.8%)
              8,800 Banc One Corp...........................      556,600
              4,625 Chase Manhattan Corp....................      623,796
              8,000 First Union Corp........................      454,000
                                                              -----------
                                                                1,634,396
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (1.6%)
              7,390 Harris Corp.............................      385,205
                                                              -----------
HEALTH SERVICES (4.2%)
             35,040 Beverly Enterprises, Inc.(c)............      466,471
             15,000 Tenet Healthcare Corp...................      544,687
                                                              -----------
                                                                1,011,158
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT (7.6%)
              3,025 IBM Corp................................      314,221
             18,000 Quantum Corp.(c)........................      383,625
             20,300 Timken Co...............................      686,396
             23,000 Western Digital Corp.(c)................      403,938
                                                              -----------
                                                                1,788,180
                                                              -----------
INSURANCE CARRIERS (5.4%)
             11,600 Conseco, Inc............................      656,850
             10,599 Travelers Group, Inc....................      635,940
                                                              -----------
                                                                1,292,790
                                                              -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (5.1%)
             11,200 Litton Industries, Inc.(c)..............      646,100
             12,750 Tektronix, Inc..........................      568,969
                                                              -----------
                                                                1,215,069
                                                              -----------
METAL MINING (2.3%)
              8,450 Phelps Dodge Corp.......................      545,553
                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.6%)
             16,030 ITT Industries, Inc.....................      610,142
                                                              -----------
MISCELLANEOUS RETAIL (2.3%)
             22,400 Woolworth Corp.(c)......................      560,000
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
OIL & GAS EXTRACTION (5.8%)
              4,800 Atlantic Richfield Co...................  $   377,400
             20,225 ENSCO International, Inc................      561,243
             12,100 USX-Marathon Group, Inc.................      455,263
                                                              -----------
                                                                1,393,906
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (4.6%)
              8,400 Cooper Cameron Corp.(c).................      507,150
             11,650 Phillips Petroleum Co...................      581,772
                                                              -----------
                                                                1,088,922
                                                              -----------
TOBACCO PRODUCTS (2.2%)
             12,500 Philip Morris Cos., Inc.................      521,094
                                                              -----------
TRANSPORTATION (9.5%)
              9,800 Canadian National Railway Co............      627,200
              9,500 Ford Motor Co...........................      615,718
              9,000 Tidewater, Inc..........................      394,313
             11,800 Trinity Industries, Inc.................      647,526
                                                              -----------
                                                                2,284,757
                                                              -----------
WHOLESALE TRADE--NONDURABLE GOODS (2.1%)
             11,000 Supervalu, Inc..........................      512,877
                                                              -----------
Total Common Stock
  (cost $13,267,733)                                           16,398,491
                                                              -----------
    FACE AMOUNT
    ----------
CORPORATE BONDS & NOTES (9.2%)
$            50,000 Allstate Corp., 5.875%, 6/15/98.........       49,996
             45,000 Avco Financial Services, 5.50%,
                      5/1/98................................       44,982
            150,000 Bear Stearns Cos., Inc., 6.625%,
                      1/15/04...............................      151,607
            200,000 Chase Manhattan Corp., 6.25%, 1/15/06...      198,306
            100,000 Crown, Cork, & Seal, 6.75%, 12/15/03....      102,691
            190,000 GMAC, 5.90%, 1/17/00....................      189,436
            100,000 Household Finance Corp., 7.625%,
                      6/15/99...............................      101,635
            200,000 Household Finance Corp., 8.00%,
                      8/15/04...............................      204,974
             20,000 IBM Credit Corp., 5.55%, 11/5/98........       19,979
            400,000 Korea Development Bank Global Bond,
                      7.25%, 5/15/06........................      363,220
            200,000 Lockheed Martin Corp., 6.85%, 5/15/01...      204,104
             65,000 PepsiCo, Inc., 6.25%, 9/1/99............       65,379

See Notes to Schedule of Investments.  27      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$           200,000 Sears Roebuck Acceptance Corp., 6.75%,
                      9/15/05...............................  $   203,877
            100,000 Wachovia Corp., 7.00%, 12/15/99.........      101,745
            100,000 WMX Technologies, Inc., 8.25%,
                      11/15/99..............................      103,114
            100,000 WMX Technologies, Inc., 6.70%, 5/1/01...      100,680
                                                              -----------
Total Corporate Bonds & Notes
  (cost $2,209,481)                                             2,205,725
                                                              -----------
GOVERNMENT AGENCY NOTES (5.9%)
FHLB (1.3%)
            300,000 6.41%, 12/29/03.........................      297,908
                                                              -----------
FHLMC (2.5%)
            400,000 6.89%, 10/3/05..........................      407,930
            200,000 6.65%, 2/9/06...........................      199,306
                                                              -----------
Total FHLMC                                                       607,236
                                                              -----------
FNMA (2.1%)
            500,000 6.54%, 9/8/00...........................      501,096
                                                              -----------
Total Government Agency Notes
  (cost $1,365,244)                                             1,406,240
                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%)
FHLMC (1.7%)
            200,000 Series 1491 GB, 6.90%, 11/15/21.........      201,948
            200,000 Series 1678 C, 6.00%, 8/15/08...........      198,894
                                                              -----------
Total FHLMC                                                       400,842
                                                              -----------
                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
FNMA (1.7%)
$           400,000 Series 1992-184 C, 7.00%, 10/25/21......  $   395,000
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $798,125)                                                 795,842
                                                              -----------
MORTGAGE BACKED SECURITIES (0.6%)
GNMA (0.6%)
            144,840 Pool 394795, 7.50%, 10/15/10
                      (cost $148,823).......................      150,199
                                                              -----------
U.S. TREASURY NOTES (8.2%)
            500,000 6.375%, 1/15/99.........................      503,281
            125,000 9.125%, 5/15/99.........................      129,727
            275,000 6.75%, 6/30/99..........................      278,954
            400,000 6.125%, 7/31/00.........................      404,375
            350,000 6.25%, 8/31/02..........................      357,657
            275,000 7.25%, 5/15/04..........................      296,828
                                                              -----------
Total U.S. Treasury Notes
  (cost $1,939,804)                                             1,970,822
                                                              -----------

      SHARES
    ----------
SHORT-TERM HOLDINGS (4.1%)
            991,194 Boston 1784 Institutional US Treasury
                      Money Market Fund (cost $991,194).....      991,194
                                                              -----------
Total Investments (100.0%)
  (cost $20,720,404)                                          $23,918,513
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  28      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (95.1%)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (2.1%)
               6,000 Southdown, Inc.......................... $   418,125
                                                              -----------
CHEMICALS & ALLIED PRODUCTS (9.5%)
               6,000 Bristol-Myers Squibb Co.................     625,875
               3,000 Dow Chemical Co.........................     291,750
               5,000 Eastman Chemical Co.....................     337,188
               8,000 Schering-Plough Corp....................     653,500
                                                              -----------
                                                                1,908,313
                                                              -----------
COMMUNICATIONS (9.9%)
               9,000 AT&T Corp...............................     590,625
               8,000 GTE Corp................................     479,000
               6,000 Telefonos de Mexico SA ADR..............     338,250
              17,000 US West Media Group(c)..................     590,750
                                                              -----------
                                                                1,998,625
                                                              -----------
DEPOSITORY INSTITUTIONS (6.3%)
               5,000 BankBoston Corp.........................     551,250
               5,000 JSB Financial, Inc......................     279,687
               1,333 Wells Fargo & Co........................     441,555
                                                              -----------
                                                                1,272,492
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (1.3%)
               5,000 New Century Energies, Inc...............     251,875
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (6.0%)
               9,000 Harris Corp.............................     469,125
               7,000 Teleflex, Inc...........................     294,000
               8,000 Texas Instruments, Inc..................     433,000
                                                              -----------
                                                                1,196,125
                                                              -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (1.5%)
               6,000 Fluor Corp..............................     298,500
                                                              -----------
FOOD STORES (4.4%)
              20,000 American Stores Co......................     520,000
              20,000 Ruddick Corp............................     371,250
                                                              -----------
                                                                  891,250
                                                              -----------
HEALTH SERVICES (3.3%)
              20,000 Beverly Enterprises, Inc.(c)............     266,250
              11,000 Tenet Healthcare Corp...................     399,437
                                                              -----------
                                                                  665,687
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (6.9%)
               3,000 Cooper Cameron Corp.(c).................     181,125

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT, CONTINUED
               2,000 IBM Corp................................ $   207,750
              15,000 Timken Co...............................     507,187
               6,200 Varian Associates, Inc..................     343,325
               8,000 Western Digital Corp.(c)................     140,500
                                                              -----------
                                                                1,379,887
                                                              -----------
INSURANCE CARRIERS (6.5%)
              10,000 American Bankers Insurance..............     645,000
              10,999 Travelers Group, Inc....................     659,940
                                                              -----------
                                                                1,304,940
                                                              -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS (3.3%)
               6,000 Litton Industries, Inc.(c)..............     346,125
               7,000 Tektronix, Inc..........................     312,375
                                                              -----------
                                                                  658,500
                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.4%)
              13,000 ITT Industries, Inc.....................     494,812
                                                              -----------
MISCELLANEOUS RETAIL (3.1%)
               6,000 TJX Cos., Inc...........................     271,500
              12,000 Toys "R" Us, Inc.(c)....................     360,750
                                                              -----------
                                                                  632,250
                                                              -----------
OIL & GAS EXTRACTION (1.6%)
               4,000 Atlantic Richfield Co...................     314,500
                                                              -----------
PAPER & ALLIED PRODUCTS (2.8%)
              15,000 Willamette Industries, Inc..............     563,437
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (4.4%)
               5,000 Mobil Corp..............................     383,126
              10,000 Phillips Petroleum Co...................     499,378
                                                              -----------
                                                                  882,504
                                                              -----------
PRINTING & PUBLISHING (1.5%)
              10,000 Banta Corp..............................     309,375
                                                              -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (2.2%)
              10,000 Nike, Inc. Class B......................     442,500
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.0%)
               9,000 Edwards (A.G.), Inc.....................     393,750
                                                              -----------
TOBACCO PRODUCTS (1.2%)
               6,000 Philip Morris Cos., Inc.................     250,125
                                                              -----------
TRANSPORTATION (9.0%)
              10,000 Fleetwood Enterprises, Inc..............     465,625
               6,000 Ford Motor Co...........................     388,875

See Notes to Schedule of Investments.  29      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
TRANSPORTATION, CONTINUED
               8,000 Tidewater, Inc.......................... $   350,500
              11,000 Trinity Industries, Inc.................     603,625
                                                              -----------
                                                                1,808,625
                                                              -----------
WHOLESALE TRADE--NONDURABLE GOODS (3.9%)
               6,000 Supervalu, Inc..........................     279,750
              20,000 Sysco Corp..............................     512,500
                                                              -----------
                                                                  792,250
                                                              -----------
Total Common Stock
   (cost $12,339,562)                                          19,128,447
                                                              -----------
WARRANTS (0.0%)
                 526 Security Capital Group Class B (cost
                      $0)...................................        1,742
                                                              -----------
                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
SHORT-TERM HOLDINGS (4.9%)
            $951,642 Boston 1784 Institutional U.S. Treasury
                      Money Market Fund.....................  $   951,642
              30,640 Dreyfus Government Cash Management
                      Fund..................................       30,640
                                                              -----------
Total Short-Term Holdings
   (cost $982,282)                                                982,282
                                                              -----------
Total Investments (100.0%)
   (cost $13,321,844)                                         $20,112,471
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  30      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Certain rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on March 31, 1998.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

(c) Non-income producing securities.

ACA          American Capital Assets
ADR          American Depositary Receipts
AMBAC        American Municipal Bond Assurance Corporation
CGIC         Capital Guaranty Insurance Company
COLL         Collateralized
COP          Certificates of Participation
CP           Commercial Paper
EDA          Economic Development Authority
EFA          Education Finance Authority
ETM          Escrowed to Maturity
FFCB         Federal Farm Credit Bureau
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Authority
FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Association
GO           General Obligation
HEFA         Higher Education Facilities Authority
HEHFA        Higher Education & Health Facilities Authority
HFA          Housing Finance Authority
HSG AUTH     State Housing Authority
IBC          Insured Bond Certification
IDA          Industrial Development Authority
LO           Limited Obligation
LOC          Letter of Credit
LTGO         Limited Tax General Obligation
MBIA         Municipal Bond Insurance Association
MFHR         Multi-Family Housing Revenue
MTGS         Mortgages
Muni         Municipal
NBD          National Bank Detroit
PBA          Public Building Authority
P/R          Prerefunded
PCR          Pollution Control Revenue
PFA          Public Finance Authority
RECD         Royal Economic & Community Development
RV           Revenue Bonds
RTC          Resolution Trust Company
SD           School District
SFM          Single Family Mortgage
VA           Veterans Administration
V/R          Variable Rate
USG          U.S. Governments
UTGO         Unlimited Tax General Obligation

See Notes to Financial Statements.     31      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                                 MAINE
                                       INVESTORS     INVESTORS    TAXSAVER     MUNICIPAL
                                      HIGH GRADE       BOND         BOND         BOND
                                       BOND FUND       FUND         FUND         FUND
                                     -------------  -----------  -----------  -----------
ASSETS:
    Investments (Notes 1 and 2):
      Investments at cost..........  $ 33,134,244   $83,479,363  $37,539,720  $27,095,843
      Net unrealized appreciation
       (depreciation)..............       495,587     1,472,282    1,200,749    1,163,899
                                     -------------  -----------  -----------  -----------
        Total investments at
         value.....................    33,629,831    84,951,645   38,740,469   28,259,742
    Cash...........................            --            --           --           --
    Interest, dividends and other
     receivables...................       436,537     1,132,142      628,979      524,723
    Receivable for securities
     sold..........................            --            --           --           --
    Receivable for fund shares
     sold..........................        64,000        28,053           --       44,863
    Organization costs, net of
     amortization (Note 2).........         5,118            --           --           --
                                     -------------  -----------  -----------  -----------
Total Assets.......................    34,135,486    86,111,840   39,369,448   28,829,328
                                     -------------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............        83,022       449,306      125,873       49,482
    Payable for securities
     purchased.....................            --            --           --      570,009
    Payable to advisor (Note 3)....         5,970        29,001       13,269        9,493
    Payable for fund shares
     redeemed......................            --           950       21,000           --
    Accrued expenses and other
     liabilities...................         9,597        34,552        5,999        4,291
                                     -------------  -----------  -----------  -----------
Total Liabilities..................        98,589       513,809      166,141      633,275
                                     -------------  -----------  -----------  -----------
NET ASSETS.........................  $ 34,036,897   $85,598,031  $39,203,307  $28,196,053
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $ 33,541,310   $83,858,624  $37,578,093  $27,002,433
    Undistributed (distribution in
     excess of) net investment
     income........................            --        (4,904)       8,267           --
    Unrealized appreciation
     (depreciation) on
     investments...................       495,587     1,472,282    1,200,749    1,163,899
    Accumulated net realized gain
     (loss)........................            --       272,029      416,198       29,721
                                     -------------  -----------  -----------  -----------
NET ASSETS.........................  $ 34,036,897   $85,598,031  $39,203,307  $28,196,053
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST......     3,415,730     8,097,617    3,645,233    2,552,646
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
NET ASSET VALUE, AND REDEMPTION
 PRICE PER SHARE...................  $       9.96   $     10.57  $     10.75  $     11.05
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
OFFERING PRICE PER SHARE (NAV
  DIVIDED BY (1-MAXIMUM SALES
 LOAD).............................  $      10.35   $     10.98  $     11.17  $     11.33
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
MAXIMUM SALES LOAD.................         3.75%         3.75%        3.75%        2.50%
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------

See Notes to Financial Statements.     32      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                     NEW HAMPSHIRE    INVESTORS     PAYSON       PAYSON
                                          BOND         GROWTH      BALANCED       VALUE
                                          FUND          FUND         FUND         FUND
                                     --------------  -----------  -----------  -----------
ASSETS:
    Investments (Notes 1 and 2):
      Investments at cost..........  $ 12,255,283    $17,996,212  $20,720,404  $13,321,844
      Net unrealized appreciation
       (depreciation)..............       388,948     17,307,188    3,198,109    6,790,627
                                     --------------  -----------  -----------  -----------
        Total investments at
         value.....................    12,644,231     35,303,400   23,918,513   20,112,471
    Cash...........................        15,940             --           --           --
    Interest, dividends and other
     receivables...................       236,976         45,658      121,633       28,881
    Receivable for securities
     sold..........................            --             --      496,883           --
    Receivable for fund shares
     sold..........................        29,229             --           --       11,024
    Organization costs, net of
     amortization (Note 2).........            --         14,333           --           --
                                     --------------  -----------  -----------  -----------
Total Assets.......................    12,926,376     35,363,391   24,537,029   20,152,376
                                     --------------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............        12,157             --       47,424        6,529
    Payable for securities
     purchased.....................            --      1,407,043           --      184,050
    Payable to advisor (Note 3)....         4,333         18,258       12,303       13,287
    Payable to administrator (Note
     3)............................            --             --        5,560        4,192
    Payable for fund shares
     redeemed......................            --             --        4,073           --
    Accrued expenses and other
     liabilities...................         1,959         39,152       27,834       25,961
                                     --------------  -----------  -----------  -----------
Total Liabilities..................        18,449      1,464,453       97,194      234,019
                                     --------------  -----------  -----------  -----------
NET ASSETS.........................  $ 12,907,927    $33,898,938  $24,439,835  $19,918,357
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $ 12,506,403    $16,503,288  $19,858,219  $12,199,033
    Undistributed (distribution in
     excess of) net investment
     income........................           489         88,462       (3,069)     (15,760)
    Unrealized appreciation
     (depreciation) on
     investments...................       388,948     17,307,188    3,198,109    6,790,627
    Accumulated net realized gain
     (loss)........................        12,087             --    1,386,576      944,457
                                     --------------  -----------  -----------  -----------
NET ASSETS.........................  $ 12,907,927    $33,898,938  $24,439,835  $19,918,357
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST......     1,202,463      2,987,037    1,652,819      919,046
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
NET ASSET VALUE, AND REDEMPTION
 PRICE PER SHARE...................  $      10.73    $     11.35  $     14.79  $     21.67
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
OFFERING PRICE PER SHARE (NAV
  DIVIDED BY (1-MAXIMUM SALES
 LOAD).............................  $      11.01    $     11.82  $     15.41  $     22.58
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
MAXIMUM SALES LOAD.................         2.50%          4.00%        4.00%        4.00%
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------

See Notes to Financial Statements.     33      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD AND YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

                           INVESTORS HIGH                             MAINE
                             GRADE BOND     INVESTORS    TAXSAVER   MUNICIPAL
                              FUND (a)      BOND FUND   BOND FUND   BOND FUND
                           --------------   ----------  ----------  ----------
INVESTMENT INCOME:
    Interest income......  $      93,471    $2,940,733  $1,415,850  $1,410,516
    Dividend income......             --      159,141          --          --
                           --------------   ----------  ----------  ----------
Total investment
 income..................         93,471    3,099,874   1,415,850   1,410,516
                           --------------   ----------  ----------  ----------
EXPENSES:
    Investment advisory
     (Note 3)............          5,970      171,777     102,003     107,471
    Management (Note
     3)..................          2,985      108,198      66,898      73,724
    Transfer agency (Note
     3)..................          4,248      120,533      76,553      86,179
    Custody..............            567       15,413       8,549       7,062
    Accounting (Note
     3)..................          3,548       41,000      41,000      48,000
    Audit................         15,750       15,750      15,750      16,250
    Legal................          2,078       15,124       9,171      15,795
    Trustees.............            600        3,246       2,477       2,814
    Reporting............          3,887       21,523      11,469      12,533
    Compliance...........          5,025        4,434       3,593       6,880
    Amortization of
     organization costs
     (Note 2)............             36           --          --          --
    Miscellaneous........              7        8,153       9,048      21,888
                           --------------   ----------  ----------  ----------
Total expenses...........         44,701      525,151     346,511     398,596
Expenses reimbursed and
 fees waived (Note 4)....        (34,252)    (224,577 )  (193,516 )  (237,403 )
                           --------------   ----------  ----------  ----------
Net expenses.............         10,449      300,574     152,995     161,193
                           --------------   ----------  ----------  ----------
NET INVESTMENT INCOME
 (LOSS)..................         83,022    2,799,300   1,262,855   1,249,323
                           --------------   ----------  ----------  ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized gain
     (loss) on
     investments sold....             --      407,860     431,531      85,991
    Net change in
     unrealized
     appreciation
     (depreciation) on
     investments.........       (120,183)     619,147      12,927     692,888
                           --------------   ----------  ----------  ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........       (120,183)   1,027,007     444,458     778,879
                           --------------   ----------  ----------  ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS.........  $     (37,161)   $3,826,307  $1,707,313  $2,028,202
                           --------------   ----------  ----------  ----------
                           --------------   ----------  ----------  ----------

(a) See Note 1 to financial statements for commencement of operations.

See Notes to Financial Statements.     34      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE PERIOD AND YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

                                                 INVESTORS       PAYSON
                                NEW HAMPSHIRE   GROWTH FUND     BALANCED    PAYSON VALUE
                                  BOND FUND         (a)           FUND          FUND
                                -------------  -------------  ------------  ------------
INVESTMENT INCOME:
    Interest income...........   $   552,456   $      69,128   $  464,294   $     31,251
    Dividend income...........            --         118,840      353,967        309,230
                                -------------  -------------  ------------  ------------
Total investment income.......       552,456         187,968      818,261        340,481
                                -------------  -------------  ------------  ------------
EXPENSES:
    Investment advisory (Note
     3).......................        43,782          59,250      131,512        131,769
    Management (Note 3).......        29,727          18,231       43,837         32,942
    Transfer agency (Note
     3).......................        40,793          26,445       73,628         58,869
    Custody...................         2,082           3,283        6,738          5,456
    Accounting (Note 3).......        36,000          10,935       37,000         36,000
    Audit.....................        15,250          13,850       13,850         13,850
    Legal.....................         6,168           1,790        8,989          6,710
    Trustees..................         1,656             871        2,462          2,051
    Reporting.................         5,668           5,317        9,078          6,902
    Compliance................         5,368             428        7,922          7,312
    Amortization of
     organization costs (Note
     2).......................            --             843           --             --
    Miscellaneous.............        11,094           1,130        8,570          5,503
                                -------------  -------------  ------------  ------------
Total expenses................       197,588         142,373      343,586        307,364
Expenses reimbursed and fees
  waived (Note 4).............      (131,923)        (42,237)     (91,437)       (68,646)
                                -------------  -------------  ------------  ------------
Net expenses..................        65,665         100,136      252,149        238,718
                                -------------  -------------  ------------  ------------
NET INVESTMENT INCOME
  (LOSS)......................       486,791          87,832      566,112        101,763
                                -------------  -------------  ------------  ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss)
     on investments sold......        28,990              --    3,327,732      1,827,572
    Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       381,519       3,816,203    1,901,486      4,127,867
                                -------------  -------------  ------------  ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS.................       410,509       3,816,203    5,229,218      5,955,439
                                -------------  -------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $   897,300   $   3,904,035   $5,795,330   $  6,057,202
                                -------------  -------------  ------------  ------------
                                -------------  -------------  ------------  ------------

(a) See Note 1 to financial statements for commencement of operations.

See Notes to Financial Statements.     35      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1997 AND 1998
--------------------------------------------------------------------------------

                           INVESTORS HIGH GRADE BOND
                                                         INVESTORS BOND FUND        TAXSAVER BOND FUND
                                   FUND (i)
                           -------------------------  -------------------------  -------------------------
                              AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES
                           -------------  ----------  -------------  ----------  -------------  ----------
NET ASSETS--MARCH 31,
  1996...................  $         --               $ 25,675,978               $ 17,914,805
-------------------------  -------------              -------------              -------------
OPERATIONS:
  Net investment income
   (loss)................            --                  1,738,605                    932,979
  Net realized gain
   (loss) on investments
   sold..................            --                   (141,125 )                   (1,358 )
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........            --                    159,124                    (57,061 )
                           -------------              -------------              -------------
    Net increase in net
     assets resulting
     from operations.....            --                  1,756,604                    874,560
                           -------------              -------------              -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................            --                 (1,748,440 )                 (932,979 )
  Net realized gain on
   investments...........            --                    (42,129 )                  (89,232 )
                           -------------              -------------              -------------
    Total distribution to
     shareholders........            --                 (1,790,569 )               (1,022,211 )
                           -------------              -------------              -------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........            --           --     4,548,773      445,780     1,975,008      186,690
  Reinvestment of
   distributions.........            --           --       372,783       36,554       381,020       36,054
  Redemption of shares...            --           --    (8,373,325 )   (819,354)   (2,366,175 )   (224,222)
                           -------------  ----------  -------------  ----------  -------------  ----------
    Net increase
     (decrease) in
     capital
     transactions........            --           --    (3,451,769 )   (337,020)      (10,147 )     (1,478)
                           -------------  ----------  -------------  ----------  -------------  ----------
                                          ----------                 ----------                 ----------
  Net increase (decrease)
   in net assets.........            --                 (3,485,734 )                 (157,798 )
                           -------------              -------------              -------------
NET ASSETS--MARCH 31,
  1997
-------------------------
  (Including line (A))...            --                 22,190,244                 17,757,007
                           -------------              -------------              -------------
OPERATIONS:
  Net investment income
   (loss)................        83,022                  2,799,300                  1,262,855
  Net realized gain
   (loss) on investments
   sold..................            --                    407,860                    431,531
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments (Note
   7)....................      (120,183 )                  619,147                     12,927
                           -------------              -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       (37,161 )                3,826,307                  1,707,313
                           -------------              -------------              -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................       (83,022 )               (2,799,300 )               (1,254,588 )
  Net realized gain on
   investments...........            --                         --                    (10,731 )
                           -------------              -------------              -------------
    Total distribution to
     shareholders........       (83,022 )               (2,799,300 )               (1,265,319 )
                           -------------              -------------              -------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........       142,651       14,291    25,408,790    2,422,519     5,953,473      558,559
  Transactions due to
   acquisition (Note
   7)....................    34,168,816    3,416,882    45,203,440    4,284,687    19,211,589    1,780,499
  Reinvestment of
   distributions.........            --           --       243,656       23,408       351,873       32,851
  Redemption of shares...      (154,387 )    (15,443)   (8,475,106 )   (811,636)   (4,512,629 )   (419,873)
                           -------------  ----------  -------------  ----------  -------------  ----------
    Net increase
     (decrease) in
     capital
     transactions........    34,157,080    3,415,730    62,380,780    5,918,978    21,004,306    1,952,036
                           -------------  ----------  -------------  ----------  -------------  ----------
                                          ----------                 ----------                 ----------
  Net increase (decrease)
   in net assets.........    34,036,897                 63,407,787                 21,446,300
                           -------------              -------------              -------------
NET ASSETS--MARCH 31,
  1998
-------------------------
  (Including line (B))...  $ 34,036,897               $ 85,598,031               $ 39,203,307
                           -------------              -------------              -------------
                           -------------              -------------              -------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income
    March 31, 1997.......  $         --               $     (2,108 )             $         --
                           -------------              -------------              -------------
                           -------------              -------------              -------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998.......  $         --               $     (4,904 )             $      8,267
                           -------------              -------------              -------------
                           -------------              -------------              -------------

(i) See Note 1 to financial statements for commencement of operations.

See Notes to Financial Statements.     36      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 1997 AND 1998
--------------------------------------------------------------------------------

                             MAINE MUNICIPAL BOND    NEW HAMPSHIRE BOND FUND   INVESTORS GROWTH FUND
                                     FUND                                               (i)
                            -----------------------  -----------------------  ------------------------
                               AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES
                            -------------  --------  -------------  --------  -------------  ---------
NET ASSETS--MARCH 31, 1996  $ 26,043,867             $  6,903,448             $         --
--------------------------  -------------            -------------            -------------
OPERATIONS:
  Net investment income
   (loss).................     1,211,407                  369,767                       --
  Net realized gain (loss)
   on investments sold....        27,570                    7,800                       --
  Net change in unrealized
   appreciation
   (depreciation) on
   investments............       (14,199 )                (31,627 )                     --
                            -------------            -------------            -------------
    Net increase in net
     assets resulting from
     operations...........     1,224,778                  345,940                       --
                            -------------            -------------            -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...    (1,211,407 )               (369,767 )                     --
  Net realized gain on
   investments............            --                       --                       --
                            -------------            -------------            -------------
    Total distribution to
     shareholders.........    (1,211,407 )               (369,767 )                     --
                            -------------            -------------            -------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........     4,353,571    386,296     3,290,772    317,277            --          --
  Reinvestment of
   distributions..........       679,876     84,023       260,377     31,104            --          --
  Redemption of shares....    (5,263,190 ) (492,962)   (1,740,090 ) (173,693)           --          --
                            -------------  --------  -------------  --------  -------------  ---------
    Net increase
     (decrease) in capital
     transactions.........      (229,743 )  (22,643)    1,811,059    174,688            --          --
                            -------------  --------  -------------  --------  -------------  ---------
                                           --------                 --------                 ---------
  Net increase (decrease)
   in net assets..........      (216,372 )              1,787,232                       --
                            -------------            -------------            -------------
NET ASSETS--MARCH 31, 1997
--------------------------
  (Including line (A))....    25,827,495                8,690,680                       --
                            -------------            -------------            -------------
OPERATIONS:
  Net investment income
   (loss).................     1,249,323                  486,791                   87,832
  Net realized gain (loss)
   on investments sold....        85,991                   28,990                       --
  Net change in unrealized
   appreciation
   (depreciation) on
   investments (Note 7)...       692,888                  381,519                3,816,203
                            -------------            -------------            -------------
    Net increase
     (decrease) in net
     assets resulting from
     operations...........     2,028,202                  897,300                3,904,035
                            -------------            -------------            -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...    (1,249,323 )               (486,791 )                     --
  Net realized gain on
   investments............       (15,537 )                 (3,158 )                     --
                            -------------            -------------            -------------
    Total distribution to
     shareholders.........    (1,264,860 )               (489,949 )                     --
                            -------------            -------------            -------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........     4,686,863    427,434     4,626,698    440,871     4,277,148     410,190
  Transactions due to
   acquisition (Note 7)...            --         --            --         --    26,936,473   2,693,647
  Reinvestment of
   distributions..........       926,235     84,744       450,170     42,708            --          --
  Redemption of shares....    (4,007,882 ) (366,259)   (1,266,972 ) (124,158)   (1,218,718 )  (116,800)
                            -------------  --------  -------------  --------  -------------  ---------
    Net increase
     (decrease) in capital
     transactions.........     1,605,216    145,919     3,809,896    359,421    29,994,903   2,987,037
                            -------------  --------  -------------  --------  -------------  ---------
                                           --------                 --------                 ---------
  Net increase (decrease)
   in net assets..........     2,368,558                4,217,247               33,898,938
                            -------------            -------------            -------------
NET ASSETS--MARCH 31, 1998
--------------------------
  (Including line (B))....  $ 28,196,053             $ 12,907,927             $ 33,898,938
                            -------------            -------------            -------------
                            -------------            -------------            -------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income
    March 31, 1997........  $         --             $        489             $         --
                            -------------            -------------            -------------
                            -------------            -------------            -------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998........  $         --             $        489             $     88,462
                            -------------            -------------            -------------
                            -------------            -------------            -------------

(i) See Note 1 to financial statements for commencement of operations.

See Notes to Financial Statements.     37      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 1997 AND 1998
--------------------------------------------------------------------------------

                             PAYSON BALANCED FUND       PAYSON VALUE FUND
                           ------------------------  ------------------------
                              AMOUNT       SHARES       AMOUNT       SHARES
                           -------------  ---------  -------------  ---------
NET ASSETS--MARCH 31,
  1996...................  $ 17,455,477              $  10,319,479
-------------------------  -------------             -------------
OPERATIONS:
  Net investment income
   (loss)................       549,597                    150,333
  Net realized gain
   (loss) on investments
   sold..................     1,527,258                    564,564
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........      (456,564 )                  695,895
                           -------------             -------------
    Net increase in net
     assets resulting
     from operations.....     1,620,291                  1,410,792
                           -------------             -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................      (543,918 )                 (147,191)
  Net realized gain on
   investments...........    (1,714,763 )               (1,171,228)
                           -------------             -------------
    Total distribution to
     shareholders........    (2,258,681 )               (1,318,419)
                           -------------             -------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........     1,843,928     148,919      2,557,138    158,335
  Reinvestment of
   distributions.........     1,361,863     102,532        829,392     52,847
  Redemption of shares...    (1,859,735 )  (149,706)      (689,414)   (42,359)
                           -------------  ---------  -------------  ---------
      Net increase
      (decrease) in
      capital
      transactions.......     1,346,056     101,745      2,697,116    168,823
                           -------------  ---------  -------------  ---------
                                          ---------                 ---------
      Net increase
      (decrease) in net
      assets.............       707,666                  2,789,489
                           -------------             -------------
NET ASSETS--MARCH 31,
  1997...................
-------------------------
  (Including line (A))...    18,163,143                 13,108,968
                           -------------             -------------
OPERATIONS:
  Net investment income
   (loss)................       566,112                    101,763
  Net realized gain
   (loss) on investments
   sold..................     3,327,732                  1,827,572
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........     1,901,486                  4,127,867
                           -------------             -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     5,795,330                  6,057,202
                           -------------             -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................      (566,112 )                 (101,763)
  Net realized gain on
   investments...........    (2,798,475 )               (1,140,141)
                           -------------             -------------
    Total distribution to
     shareholders........    (3,364,587 )               (1,241,904)
                           -------------             -------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........     3,548,584     245,496      3,200,541    167,428
  Reinvestment of
   distributions.........     2,130,618     155,750        737,950     39,454
  Redemption of shares...    (1,833,253 )  (124,233)    (1,944,400)  (101,877)
                           -------------  ---------  -------------  ---------
    Net increase
     (decrease) in
     capital
     transactions........     3,845,949     277,013      1,994,091    105,005
                           -------------  ---------  -------------  ---------
                                          ---------                 ---------
  Net increase (decrease)
   in net assets.........     6,276,692                  6,809,389
                           -------------             -------------
NET ASSETS--MARCH 31,
  1998
-------------------------
  (Including line (B))...  $ 24,439,835              $  19,918,357
                           -------------             -------------
                           -------------             -------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income
    March 31, 1997.......  $     (1,366 )            $     (24,390)
                           -------------             -------------
                           -------------             -------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998.......  $     (3,069 )            $     (15,760)
                           -------------             -------------
                           -------------             -------------

See Notes to Financial Statements.     38      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        INVESTORS
                        HIGH GRADE
                        BOND FUND                      INVESTORS                                    TAXSAVER
                        ----------                       BOND                                         BOND
                                                         FUND                                         FUND
SELECTED PER SHARE        PERIOD      -------------------------------------------  -------------------------------------------
DATA AND RATIOS FOR A     ENDED
SHARE OUTSTANDING       MARCH 31,                YEAR ENDED MARCH 31,                         YEAR ENDED MARCH 31,
THROUGHOUT EACH         ----------    -------------------------------------------  -------------------------------------------
PERIOD                   1998(a)       1998     1997     1996     1995     1994     1998     1997     1996     1995
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------
                                                                                                                        1994
                                                                                                                       -------
Net Asset Value,
  Beginning of
  Period..............   $ 10.00      $ 10.19  $ 10.21  $ 10.00  $ 10.38  $ 10.71  $ 10.49  $ 10.57  $ 10.39  $ 10.35  $ 10.63
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Investment Operations
  Net Investment
   Income (Loss)......      0.02         0.71     0.71     0.74     0.82     0.81     0.53     0.56     0.57     0.57     0.57
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investments........     (0.04)        0.38       --     0.21    (0.38)   (0.30)    0.27    (0.03)    0.18     0.04    (0.01)
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total from Investment
  Operations..........     (0.02)        1.09     0.71     0.95     0.44     0.51     0.80     0.53     0.75     0.61     0.56
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Distributions From
  Net Investment
  Income..............     (0.02)       (0.71)   (0.71)   (0.74)   (0.82)   (0.81)   (0.53)   (0.56)   (0.57)   (0.57)   (0.57)
  Net Realized Gain on
   Investments........        --           --    (0.02)      --       --    (0.03)   (0.01)   (0.05)      --       --    (0.27)
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Distributions...     (0.02)       (0.71)   (0.73)   (0.74)   (0.82)   (0.84)   (0.54)   (0.61)   (0.57)   (0.57)   (0.84)
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net Asset Value, End
  of Period...........   $  9.96      $ 10.57  $ 10.19  $ 10.21  $ 10.00  $ 10.38  $ 10.75  $ 10.49  $ 10.57  $ 10.39  $ 10.35
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                        ----------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Return (b)......     (0.16%)(c)   10.98%    7.18%    9.84%    4.55%    4.70%    7.75%    5.15%    7.36%    6.18%    5.24%(d)
Ratio/Supplementary
  Data
Net Assets at End of
  Period (000's
  omitted)............   $34,037      $85,598  $22,190  $25,676  $25,890  $26,083  $39,203  $17,757  $17,915  $16,018  $16,518
Ratios to Average Net
  Assets:
  Expenses including
reimbursement/waiver..      0.70%(d)     0.70%    0.70%    0.43%    0.75%    0.75%    0.60%    0.60%    0.60%    0.60%    0.60%(d)
  Expenses excluding
reimbursement/waiver..      3.00%(d)     1.22%    1.45%    1.36%    1.33%    1.31%    1.36%    1.53%    1.48%    1.45%    1.50%(d)
  Net investment
   income (loss)
   including
reimbursement/waiver..      5.56%(d)     6.52%    6.94%    7.29%    8.19%    7.49%    4.95%    5.28%    5.35%    5.62%    5.27%(d)
Portfolio Turnover
  Rate................      0.00%      116.65%   79.42%   42.89%   48.17%   41.41%   92.87%   34.19%   61.61%   63.85%  141.80%

------------------------------
(a) See Note 1 to financial statements for commencement of operations.
(b) Total return calculations do not include sales charge.
(c) Not annualized.
(d) Annualized.

                                       39      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             MAINE MUNICIPAL                               NEW HAMPSHIRE
                                                  BOND                                         BOND
                                                  FUND                                         FUND
SELECTED PER SHARE             -------------------------------------------  -------------------------------------------
DATA AND RATIOS FOR A
SHARE OUTSTANDING                         YEAR ENDED MARCH 31,                         YEAR ENDED MARCH 31,
THROUGHOUT EACH                -------------------------------------------  -------------------------------------------
PERIOD                          1998     1997     1996     1995     1994     1998     1997     1996     1995     1994
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net Asset Value, Beginning of
  Period...................... $ 10.73  $ 10.72  $ 10.47  $ 10.37  $ 10.55  $ 10.31  $ 10.33  $ 10.08  $  9.96  $ 10.01
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss).....................    0.51     0.51     0.51     0.52     0.52     0.47     0.48     0.48     0.49     0.51
  Net Realized and Unrealized
   Gain (Loss) on
   Investments................    0.33     0.01     0.25     0.11    (0.16)    0.43    (0.02)    0.25     0.12    (0.03)
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total from Investment
  Operations..................    0.84     0.52     0.76     0.63     0.36     0.90     0.46     0.73     0.61     0.48
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Distributions From
  Net Investment Income.......   (0.51)   (0.51)   (0.51)   (0.52)   (0.52)   (0.48)   (0.48)   (0.48)   (0.49)   (0.51)
  Net Realized Gain on
   Investments................   (0.01)      --       --    (0.01)   (0.02)      --       --       --       --    (0.02)
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Distributions...........   (0.52)   (0.51)   (0.51)   (0.53)   (0.54)   (0.48)   (0.48)   (0.48)   (0.49)   (0.53)
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net Asset Value, End of
  Period...................... $ 11.05  $ 10.73  $ 10.72  $ 10.47  $ 10.37  $ 10.73  $ 10.31  $ 10.33  $ 10.08  $  9.96
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                               -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Return (a)..............    7.94%    4.98%    7.34%    6.31%    3.42%    8.84%    4.56%    7.36%    6.32%    4.75%
Ratio/Supplementary Data
  Net Assets at End of Period
   (000's omitted)............ $28,196  $25,827  $26,044  $25,525  $26,310  $12,908  $ 8,691  $ 6,903  $ 5,276  $ 3,555
Ratios to Average Net Assets:
  Expenses including
   reimbursement/waiver.......    0.60%    0.60%    0.60%    0.50%    0.50%    0.60%    0.60%    0.60%    0.46%    0.34%
  Expenses excluding
   reimbursement/waiver.......    1.48%    1.56%    1.48%    1.40%    1.44%    1.81%    2.22%    2.26%    2.19%    4.33%
  Net investment income (loss)
   including
   reimbursement/waiver.......    4.65%    4.77%    4.73%    5.08%    4.81%    4.45%    4.65%    4.65%    4.95%    4.68%
Portfolio Turnover Rate.......   16.34%   21.18%   34.07%   31.55%   13.47%   22.99%   53.46%   34.31%   37.59%    9.60%

------------------------------
(a) Total return calculations do not include sales charge.

                                       40      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INVESTORS
                           GROWTH
                            FUND
                          --------                      PAYSON                                       PAYSON
                                                       BALANCED                                       VALUE
                           PERIOD                        FUND                                         FUND
SELECTED PER SHARE         ENDED      -------------------------------------------  -------------------------------------------
DATA AND RATIOS FOR A      MARCH
SHARE OUTSTANDING           31,                  YEAR ENDED MARCH 31,                         YEAR ENDED MARCH 31,
THROUGHOUT EACH           --------    -------------------------------------------  -------------------------------------------
PERIOD                    1998(a)      1998     1997     1996     1995     1994     1998     1997     1996     1995
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------
                                                                                                                        1994
                                                                                                                       -------
Net Asset Value,
  Beginning of Period.... $10.00      $ 13.20  $ 13.70  $ 11.90  $ 11.71  $ 11.40  $ 16.10  $ 15.99  $ 12.71  $ 12.11  $ 11.01
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Investment Operations
  Net Investment Income
   (Loss)................   0.03         0.37     0.42     0.43     0.44     0.34     0.12     0.21     0.21     0.18     0.13
  Net Realized and
   Unrealized Gain (Loss)
   on Investments........   1.32         3.52     0.84     2.12     0.24     0.46     6.93     1.80     3.29     0.60     1.12
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total from Investment
  Operations.............   1.35         3.89     1.26     2.55     0.68     0.80     7.05     2.01     3.50     0.78     1.25
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Distributions From
  Net Investment
   Income................     --        (0.37)   (0.42)   (0.43)   (0.44)   (0.35)   (0.12)   (0.20)   (0.21)   (0.18)   (0.15)
  Net Realized Gain on
   Investments                --        (1.93)   (1.34)   (0.32)   (0.05)   (0.14)   (1.36)   (1.70)   (0.01)      --       --
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Distributions......   0.00        (2.30)   (1.76)   (0.75)   (0.49)   (0.49)   (1.48)   (1.90)   (0.22)   (0.18)   (0.15)
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net Asset Value, End of
  Period................. $11.35      $ 14.79  $ 13.20  $ 13.70  $ 11.90  $ 11.71  $ 21.67  $ 16.10  $ 15.99  $ 12.71  $ 12.11
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                          --------    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total Return (b).........  13.50%(c)    31.27%    9.42%   21.70%    6.00%    6.99%   45.28%   13.01%   27.77%    6.52%   11.38%
Ratio/Supplementary Data
Net Assets at End of
  Period (000's
  omitted)............... $33,899     $24,440  $18,163  $17,455  $13,872  $11,355  $19,918  $13,109  $10,319  $ 7,960  $ 5,060
Ratios to Average Net
  Assets:
  Expenses including
  reimbursement/waiver...   1.10%(d)     1.15%    1.15%    1.15%    1.15%    1.15%    1.45%    1.45%    1.45%    1.46%    1.45%
  Expenses excluding
  reimbursement/waiver...   1.56%(d)     1.57%    1.67%    1.70%    1.72%    1.95%    1.87%    2.07%    2.16%    2.25%    3.04%
  Net investment income
   (loss) including
  reimbursement/waiver...   0.96%(d)     2.58%    3.07%    3.25%    3.91%    4.37%    0.62%    1.30%    1.47%    1.59%    1.38%
Average Commission
  rate (e)............... $0.0760     $0.0647  $0.0806  $0.0973       --       --  $0.0807  $0.0979  $0.0993       --       --
Portfolio Turnover
  Rate...................   0.00%       66.13%   52.93%   61.77%   50.06%   80.13%   38.85%   24.13%   53.06%   27.20%   32.15%

------------------------------
(a) See Note 1 to financial statements for commencement of operations.

(b) Total return calculations do not include sales charge.

(c) Not annualized.

(d) Annualized.

(e) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

                                       41      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 1998
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has twenty-two active investment portfolios (each a "Fund" and collectively the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Investors High Grade Bond Fund, Payson Balanced Fund, Payson Value Fund and Investors Growth Fund are diversified portfolios. All other Funds are non-diversified. Included in this report are the eight Funds listed below. Commencement of operations for each Fund was as follows:

Investors High Grade Bond Fund                      March 16, 1998
Investors Bond Fund                                 October 2, 1989
TaxSaver Bond Fund                                  October 2, 1989
Maine Municipal Bond Fund                           December 5, 1991
New Hampshire Bond Fund                             December 31, 1992
Investors Growth Fund                               December 12, 1997
Payson Balanced Fund                                November 25, 1991
Payson Value Fund                                   July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Securities, other than short-term, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less held by the Funds are valued at amortized cost.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, a Fund may have difficulties with the disposition of such securities.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions of net investment income to shareholders are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly and Investors Growth Fund, for which dividends are declared and paid annually. Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

                                       42      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

ORGANIZATION COSTS-The costs incurred by Investors High Grade Bond Fund and Investors Growth Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS-Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-Effective January 2, 1998, the investment adviser for Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee of 0.40% of the average daily net assets from Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund and 0.65% of the average daily net assets from Investors Growth Fund. Prior to January 2, 1998, the investment advisor for Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund was Forum Advisors, Inc.-Registered Trademark- pursuant to the same terms and compensation as Forum Advisors. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

MANAGEMENT AND OTHER SERVICES-Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of Forum Advisors, serves as the Funds transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus 0.25% of the average daily net assets of each Fund.

Effective June 19, 1997, Forum Accounting Services, LLC ("FAcS") serves as the Trust's fund accountant. FAcS is compensated for such services at an amount of $36,000 per year per Fund, plus certain amounts based upon the number and types of portfolio transactions within each Fund. Prior to June 19, 1997, FFC also served as the fund accountant of the Trust pursuant to the same terms and compensation as FAcS.

Effective June 19, 1997, the manager of the Trust, Forum Administrative Services, LLC ("FAdS"), receives a management fee for its services to the Trust at an annual rate of 0.20% of the average daily net assets of each Fund. In addition, FAdS charged certain legal expenses to the Funds aggregating $878. Forum Financial Services, Inc.-Registered Trademark- ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the distributor of the Funds' shares. Prior to June 19, 1997, FFSI also served as the manager of the Trust pursuant to the same terms and compensation as FAdS.

                                       43      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

FFSI also received sales commissions during the year ended March 31, 1998 from TaxSaver Bond Fund, Maine Municipal Bond Fund, Payson Balanced Fund and Payson Value Fund. After deducting amounts allowed to authorized dealers and agents, commissions amounted to $162, $376, $186 and $462, respectively. Maine Municipal Bond Fund, New Hampshire Bond Fund and Payson Value Fund deducted amounts allowed dealers and agents of $16,514, $4,041 and $3,253, respectively. FAdS, Forum Advisors, FFC and FFSI are affiliated companies.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
FFC and FAdS have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. FFC and FAdS, at their discretion, may revise or discontinue the voluntary waivers. For the year ended March 31, 1998, expenses reimbursed and fees waived were as follows:

                                          EXPENSES
                                          REIMBURSED     FEES WAIVED              TOTAL
                                          ---------  --------------------  EXPENSES REIMBURSED
                                            FADS        FFC       FADS       AND FEES WAIVED
                                          ---------  ---------  ---------  -------------------
Investors High Grade Bond Fund..........  $ 27,536   $   3,731  $   2,985       $ 34,252
Investors Bond Fund.....................    14,081     102,298    108,198        224,577
TaxSaver Bond Fund......................    67,520      59,098     66,898        193,516
Maine Municipal Bond Fund...............   119,926      43,753     73,724        237,403
New Hampshire Bond Fund.................    90,578      11,618     29,727        131,923
Investors Growth Fund...................     1,262      22,744     18,231         42,237
Payson Balanced Fund....................        --      53,159     38,278         91,437
Payson Value Fund.......................        --      39,896     28,750         68,646

NOTE 5. SECURITY TRANSACTIONS
Cost of purchases and proceeds from sales of securities (including maturities) of portfolio securities (excluding short-term investments) during the year ended March 31, 1998 were as follows:

                                                         PROCEEDS
                                                        FROM SALES     COST OF    PROCEEDS OF
                                            COST OF        AND          GOV'T        GOV'T
                                           PURCHASES    MATURITIES    PURCHASES    PURCHASES
                                          -----------  ------------  -----------  ------------
Investors High Grade Bond Fund..........  $       --   $       --    $        --  $        --
Investors Bond Fund.....................  33,075,866   10,727,691     34,710,735   30,605,121
TaxSaver Bond Fund......................  25,513,183   22,584,155             --           --
Maine Municipal Bond Fund...............   6,942,401    4,201,003             --           --
New Hampshire Bond Fund.................   6,263,292    2,473,060             --           --
Investors Growth Fund...................   4,914,562           --             --           --
Payson Balanced Fund....................  12,937,220   13,570,583      1,165,573      655,875
Payson Value Fund.......................   6,752,250    6,156,028             --           --

                                       44      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 1998 were the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

                                                              NET
                                                          UNREALIZED
                               UNREALIZED   UNREALIZED    APPRECIATION
                              APPRECIATION  DEPRECIATION  (DEPRECIATION)
                              ------------  ----------    -----------
Investors High Grade Bond
 Fund.......................  $    532,325  $  36,738     $  495,587
Investors Bond Fund.........     1,664,732    192,450      1,472,282
TaxSaver Bond Fund..........     1,247,080     46,331      1,200,749
Maine Municipal Bond Fund...     1,165,155      1,256      1,163,899
New Hampshire Bond Fund.....       391,105      2,157        388,948
Investors Growth Fund.......    17,476,437    169,249     17,307,188
Payson Balanced Fund........     3,720,401    522,292      3,198,109
Payson Value Fund...........     6,981,210    190,583      6,790,627

NOTE 6. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all of their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

NOTE 7. ACQUISITION OF FUNDS
As of December 11, 1997, Investors Bond Fund acquired all the net assets of NCBE Income Fixed Trust Fund for Qualified Pension and Profit Sharing Retirement Plans and Trusts and NCBE Fixed Income Common Trust Fund. TaxSaver Bond Fund acquired all the net assets of NCBE Municipal Bond Common Trust Fund. Investors Growth Fund acquired all the net assets of NCBE Discretionary Common Trust Fund and NCBE Equity Common Trust Fund for Self-Employed Individuals' Retirement Plans and Trusts. In addition, as of March 16, 1998, Investors High Grade Bond Fund acquired all the net assets of the CTF Income Fund and the net assets of the CTF Balanced Fund's fixed income segment. The net assets, unrealized gain
(loss) and shares associated with each acquired fund immediately prior to acquisition were as follows:

                                       45      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                                        UNREALIZED
                           ACQUIRED FUNDS                                NET ASSETS     GAIN/(LOSS)   SHARES ACQUIRED
---------------------------------------------------------------------  --------------  -------------  ----------------
NCBE Fixed Income Trust Fund for Qualified Pension and Profit Sharing
 Retirement Plans and Trusts.........................................  $   19,803,770  $          --        1,877,135
NCBE Fixed Income Common Trust Fund..................................      25,399,670        582,690        2,407,552
NCBE Municipal Bond Common Trust Fund................................      19,211,589        711,932        1,780,499
NCBE Discretionary Common Trust Fund.................................      22,784,623     13,490,984        2,278,462
NCBE Equity Common Trust Fund for Self-Employed Individuals'
 Retirement Plans and Trusts.........................................       4,151,850             --          415,185
CTF Income Fund......................................................      15,238,632        299,777        1,523,863
CTF Balanced Fund (fixed income segment).............................      18,930,184        315,993        1,893,018

The net assets of Investors Bond Fund, TaxSaver Bond Fund, Investors Growth Fund, and Investors High Grade Bond Fund immediately after the acquisition were:
$75,178,000; $39,858,760; $26,936,473 and $34,168,816, respectively.

NOTE 8. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

                                             MID TERM   LONG TERM
                               SHORT TERM    CAPITAL     CAPITAL    QUALIFYING   ORDINARY     EXEMPT
                              CAPITAL GAIN     GAIN        GAIN     DIVIDENDS     INCOME     INTEREST
                              ------------  ----------  ----------  ----------  ----------  ----------
Investors High Grade Bond
 Fund.......................           --          --          --          --      100.00 %        --
Investors Bond Fund.........           --          --          --        4.88 %     95.12 %        --
TaxSaver Bond Fund..........      .004014          --     .001592          --          --      100.00 %
Maine Municipal Bond Fund...           --          --     .006242          --        0.04 %     99.96 %
New Hampshire Bond Fund.....           --          --     .002802          --          --      100.00 %
Investors Growth Fund.......           --          --          --      100.00 %        --          --
Payson Balanced Fund........      .692967     .750487     .483358       17.36 %     82.64 %        --
Payson Value Fund...........      .107955     .515261     .735648          --      100.00 %        --

For federal income tax purposes, dividends from short term capital gains are classified as ordinary income.

                                       46      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
  Forum Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Investors High Grade Bond Fund, Investors Bond, TaxSaver Bond, Maine Municipal Bond, New Hampshire Bond, Investors Growth Fund, Payson Balanced and Payson Value Funds (certain of the series constituting Forum Funds), (the "Funds") as of March 31, 1998 the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997 and the financial highlights for each of the years in the five-year period ended March 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and an audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for its respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
May 1, 1998

[Logo]

Manager
Forum Administration Services, LLC

Transfer Agent
Forum Financial Corp.

Forum Funds
P.O. Box 446
Portland, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)
THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE FORUM FUNDS' PROSPECTUS.